UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                ROGER P. JOSEPH
                             Bingham McCuthen LLP
                                 150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: September 30, 2006
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.

Schedule of Investments
Accessor Growth Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.2%)
      Boeing                                                                                        36,300          $     2,862,255
      General Dynamics                                                                              21,900                1,569,573
      Rockwell Collins                                                                              24,300                1,332,612
                                                                                                                    ---------------
                                                                                                                          5,764,440
AIR FREIGHT & LOGISTICS (1.3%)
      FedEx                                                                                         14,200                1,543,256
      United Parcel Service - Class B                                                               10,500                  755,370
                                                                                                                    ---------------
                                                                                                                          2,298,626
AIRLINES (0.6%)
      Southwest Airlines                                                                            63,700                1,061,242
                                                                                                                    ---------------
AUTOMOBILES (0.1%)
      Harley-Davidson                                                                                4,200                  263,550
                                                                                                                    ---------------
BEVERAGES (3.1%)
      Anheuser Busch                                                                                 8,400                  399,084
      Brown Forman - Class B                                                                        14,800                1,134,420
      Coca-Cola Company                                                                                600                   26,808
      Pepsi Bottling Group                                                                          17,100                  607,050
      PepsiCo                                                                                       52,100                3,400,046
                                                                                                                    ---------------
                                                                                                                          5,567,408
BIOTECHNOLOGY (1.5%)
      Amgen *                                                                                        9,500                  679,535
      Gilead Sciences *                                                                             27,900                1,916,730
      Medimmune *                                                                                    1,900                   55,499
                                                                                                                    ---------------
                                                                                                                          2,651,764
CAPITAL MARKETS (5.0%)
      Ameriprise Financial                                                                          20,100                  942,690
      Charles Schwab                                                                                 2,700                   48,330
      E*Trade Financial *                                                                           56,100                1,341,912
      Federated Investors                                                                           10,200                  344,862
      Franklin Resources                                                                            11,800                1,247,850
      Lehman Brothers Holdings                                                                      12,100                  893,706
      Mellon Financial                                                                              32,700                1,278,570
      Northern Trust                                                                                12,200                  712,846
      State Street                                                                                  22,900                1,428,960
      T Rowe Price Group                                                                            13,300                  636,405
                                                                                                                    ---------------
                                                                                                                          8,876,131
CHEMICALS (1.6%)
      Ecolab                                                                                        37,800                1,618,596
      International Flavors & Fragrances                                                             5,600                  221,424
      Monsanto Co.                                                                                  12,800                  601,728
      Sigma-Aldrich                                                                                  6,700                  506,989
                                                                                                                    ---------------
                                                                                                                          2,948,737
COMMERCIAL BANKS (0.8%)
      Commerce Bancorp                                                                               3,700                  135,827
      M&T Bank                                                                                       2,600                  311,896
      Marshall & Ilsley                                                                                800                   38,544
      Zions Bancorporation                                                                          12,800                1,021,568
                                                                                                                    ---------------
                                                                                                                          1,507,835
COMMERCIAL SERVICES & SUPPLIES (1.3%)
      Equifax                                                                                        6,100                  223,931
      Monster Worldwide *                                                                            8,600                  311,234
      Robert Half Intl                                                                               9,200                  312,524
      Waste Management                                                                              38,300                1,404,844
                                                                                                                    ---------------
                                                                                                                          2,252,533
COMMUNICATIONS EQUIPMENT (0.3%)
      Cisco Systems *                                                                                9,800                  225,400
      Corning *                                                                                     10,100                  246,541
                                                                                                                    ---------------
                                                                                                                            471,941
COMPUTERS & PERIPHERALS (1.8%)
      Apple Computer *                                                                               7,400                  570,022
      International Business Machines                                                                3,269                  267,862
      Lexmark International *                                                                          600                   34,596
      NCR *                                                                                          2,600                  102,648
      Network Appliance *                                                                           17,000                  629,170
      QLogic *                                                                                      16,300                  308,070
      SanDisk *                                                                                     22,900                1,226,066
                                                                                                                    ---------------
                                                                                                                          3,138,434

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE (0.6%)
      American Express                                                                               2,100                  117,768
      Capital One Financial                                                                            700                   55,062
      SLM                                                                                           17,100                  888,858
                                                                                                                    ---------------
                                                                                                                          1,061,688
CONTAINERS & PACKAGING (0.3%)
      Pactiv *                                                                                      18,500                  525,770
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
      Bank of America                                                                               43,100                2,308,867
      Chicago Mercantile Exchange Holdings                                                           2,000                  956,500
      Moody's                                                                                       26,000                1,699,880
                                                                                                                    ---------------
                                                                                                                          4,965,247
ELECTRIC UTILITIES (0.5%)
      Edison International                                                                             300                   12,492
      Exelon                                                                                        13,900                  841,506
                                                                                                                    ---------------
                                                                                                                            853,998
ELECTRICAL EQUIPMENT (0.2%)
      Rockwell Automation                                                                            7,700                  447,370
                                                                                                                    ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
      Agilent Technologies *                                                                         8,600                  281,134
      Jabil Circuit                                                                                    200                    5,714
      Molex                                                                                         15,000                  584,550
      Tektronix                                                                                      2,100                   60,753
                                                                                                                    ---------------
                                                                                                                            932,151
ENERGY EQUIPMENT & SERVICES (3.8%)
      Baker Hughes                                                                                  30,000                2,046,000
      BJ Services                                                                                    6,100                  183,793
      Halliburton                                                                                    1,800                   51,210
      Schlumberger                                                                                  45,400                2,816,162
      Transocean *                                                                                   6,800                  497,964
      Weatherford International *                                                                   28,800                1,201,536
                                                                                                                    ---------------
                                                                                                                          6,796,665
FOOD & STAPLES RETAILING (3.1%)
      The Kroger Co.                                                                                73,800                1,707,732
      Walgreen                                                                                      33,600                1,491,504
      Wal-Mart Stores                                                                               45,700                2,253,924
                                                                                                                    ---------------
                                                                                                                          5,453,160
FOOD PRODUCTS (3.3%)
      Campbell Soup                                                                                 40,600                1,481,900
      General Mills                                                                                 23,800                1,347,080
      HJ Heinz                                                                                      29,000                1,215,970
      Kellogg                                                                                       19,700                  975,544
      McCormick & Co                                                                                23,100                  877,338
                                                                                                                    ---------------
                                                                                                                          5,897,832
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
      Baxter International                                                                          18,300                  831,918
      Becton Dickinson                                                                               5,600                  395,752
      C.R. Bard                                                                                      4,800                  360,000
      Hospira *                                                                                     18,100                  692,687
      Medtronic                                                                                     31,800                1,476,792
                                                                                                                    ---------------
                                                                                                                          3,757,149
HEALTH CARE PROVIDERS & SERVICES (10.9%)
      Aetna                                                                                            500                   19,775
      AmerisourceBergen - Class A                                                                   55,700                2,517,640
      Cardinal Health                                                                               20,600                1,354,244
      Caremark Rx                                                                                   31,900                1,807,773
      Cigna                                                                                            500                   58,160
      Coventry Health Care *                                                                        12,950                  667,184
      Express Scripts - Class A *                                                                   40,500                3,057,345
      HCA                                                                                            1,300                   64,857
      Humana *                                                                                      21,400                1,414,326
      IMS Health                                                                                     6,600                  175,824
      Laboratory Corp. of America Holdings *                                                        34,200                2,242,494
      Manor Care                                                                                    21,900                1,144,932
      Medco Health Solutions *                                                                      40,000                2,404,400
      Quest Diagnostics                                                                             18,300                1,119,228
      United Health Group                                                                           29,700                1,461,240
                                                                                                                    ---------------
                                                                                                                         19,509,422

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (5.4%)
      Darden Restaurants                                                                            23,600                1,002,292
      Hilton Hotels                                                                                  9,000                  250,650
      International Game Technology                                                                 62,700                2,602,050
      Marriott International - Class A                                                              11,000                  425,040
      McDonalds                                                                                     15,300                  598,536
      Starbucks *                                                                                   63,600                2,165,580
      Wendy's International                                                                         29,400                1,969,800
      Wyndham Worldwide Corp. *                                                                      1,700                   47,549
      Yum! Brands                                                                                   11,300                  588,165
                                                                                                                    ---------------
                                                                                                                          9,649,662
HOUSEHOLD DURABLES (0.0%)
      Harman International                                                                             700                   58,408
                                                                                                                    ---------------
HOUSEHOLD PRODUCTS (3.2%)
      Clorox                                                                                        16,000                1,008,000
      Colgate-Palmolive                                                                             36,700                2,279,070
      Kimberly-Clark                                                                                   900                   58,824
      Procter & Gamble                                                                              36,872                2,285,326
                                                                                                                    ---------------
                                                                                                                          5,631,220
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.7%)
      AES *                                                                                         57,600                1,174,464
      TXU                                                                                           28,500                1,781,820
                                                                                                                    ---------------
                                                                                                                          2,956,284
INDUSTRIAL CONGLOMERATES (2.5%)
      3M                                                                                               800                   59,536
      General Electric                                                                             126,300                4,458,390
                                                                                                                    ---------------
                                                                                                                          4,517,926
INSURANCE (3.5%)
      Aflac                                                                                         11,600                  530,816
      AMBAC Financial Group                                                                          9,900                  819,225
      American International Group                                                                   4,700                  311,422
      Cincinnati Financial                                                                          11,700                  562,302
      Marsh & McLennan                                                                               1,200                   33,780
      Progressive                                                                                   48,200                1,182,828
      Prudential Financial                                                                          24,900                1,898,625
      Torchmark                                                                                     13,400                  845,674
                                                                                                                    ---------------
                                                                                                                          6,184,672
INTERNET SOFTWARE & SERVICES (1.1%)
      Google - Class A *                                                                             4,900                1,969,310
                                                                                                                    ---------------
IT SERVICES (1.4%)
      Automatic Data Processing                                                                     16,000                  757,440
      Convergys *                                                                                   16,000                  330,400
      First Data                                                                                    10,000                  420,000
      Fiserv *                                                                                       1,000                   47,090
      Paychex                                                                                       26,800                  987,580
                                                                                                                    ---------------
                                                                                                                          2,542,510
LIFE SCIENCES TOOLS & SERVICES (1.6%)
      Applera                                                                                       36,300                1,201,893
      Fisher Scientific International *                                                              8,600                  672,864
      Millipore Corp *                                                                               5,200                  318,760
      Thermo Electron *                                                                             17,000                  668,610
                                                                                                                    ---------------
                                                                                                                          2,862,127
MACHINERY (0.2%)
      Danaher                                                                                        4,200                  288,414
      Illinois Tool Works                                                                            1,400                   62,860
                                                                                                                    ---------------
                                                                                                                            351,274
MEDIA (2.4%)
      CBS Corp. - Class B                                                                            4,600                  129,582
      McGraw Hill                                                                                   27,400                1,590,022
      Meredith                                                                                       2,900                  143,057
      Omnicom Group                                                                                  7,500                  702,000
      Time Warner                                                                                    4,900                   89,327
      Univision - Class A *                                                                         49,600                1,703,264
                                                                                                                    ---------------
                                                                                                                          4,357,252

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING (0.7%)
      Allegheny Technologies                                                                         8,000                  497,520
      Freeport-McMoRan Copper & Gold - Class B                                                       1,400                   74,564
      Newmont Mining                                                                                15,300                  654,075
                                                                                                                    ---------------
                                                                                                                          1,226,159
MULTI-LINE RETAIL (0.7%)
      Family Dollar Stores                                                                           6,500                  190,060
      Kohl's *                                                                                      11,800                  766,056
      Sears Holdings Corp. *                                                                         1,200                  189,708
      Target                                                                                           700                   38,675
                                                                                                                    ---------------
                                                                                                                          1,184,499
OIL, GAS & CONSUMABLE FUELS (3.6%)
      Anadarko Petroleum                                                                             2,200                   96,426
      ChevronTexaco                                                                                  9,000                  583,740
      Consol Energy                                                                                  1,800                   57,114
      Devon Energy                                                                                   2,700                  170,505
      EOG Resources                                                                                  3,500                  227,675
      Exxon Mobil                                                                                   51,200                3,435,520
      Hess                                                                                             900                   37,278
      Kinder Morgan                                                                                  4,000                  419,400
      Occidental Petroleum                                                                           4,800                  230,928
      Valero Energy                                                                                 13,300                  684,551
      XTO Energy                                                                                     9,600                  404,448
                                                                                                                    ---------------
                                                                                                                          6,347,585
PERSONAL PRODUCTS (0.2%)
      Alberto-Culver - Class B                                                                       5,900                  298,481
      The Estee Lauder Cos - Class A                                                                 1,100                   44,363
                                                                                                                    ---------------
                                                                                                                            342,844
PHARMACEUTICALS (9.6%)
      Abbott Laboratories                                                                           11,800                  573,008
      Allergan                                                                                      17,400                1,959,414
      Barr Pharmaceuticals *                                                                         1,700                   88,298
      Bristol-Myers Squibb                                                                           5,400                  134,568
      Eli Lilly & Co                                                                                   200                   11,400
      Forest Laboratories *                                                                          8,100                  409,941
      Johnson & Johnson                                                                             75,000                4,870,500
      King Pharmaceuticals *                                                                        64,000                1,089,920
      Merck                                                                                         56,800                2,379,920
      Mylan Laboratories                                                                            51,700                1,040,721
      Pfizer                                                                                        54,100                1,534,276
      Schering-Plough                                                                                  800                   17,672
      Wyeth                                                                                         58,300                2,963,972
                                                                                                                    ---------------
                                                                                                                         17,073,610
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
      Boston Properties                                                                             10,300                1,064,402
      Prologis                                                                                      12,100                  690,426
      Public Storage                                                                                 9,700                  834,103
      Simon Property Group                                                                             700                   63,434
      Vornado Realty Trust                                                                           9,300                1,013,700
                                                                                                                    ---------------
                                                                                                                          3,666,065
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
      Realogy *                                                                                      1,800                   40,824
                                                                                                                    ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
      Broadcom - Class A *                                                                           2,100                   63,714
      Freescale Semiconductor - Class B *                                                            7,700                  292,677
      Novellus Systems *                                                                             1,900                   52,554
      Nvidia *                                                                                      52,800                1,562,352
                                                                                                                    ---------------
                                                                                                                          1,971,297
SOFTWARE (4.9%)
      Adobe Systems *                                                                                1,600                   59,920
      BMC Software *                                                                                15,500                  421,910
      Citrix Systems *                                                                              46,800                1,694,628
      Intuit *                                                                                      25,900                  831,131
      Microsoft                                                                                    177,900                4,862,007
      Oracle *                                                                                      51,736                  917,797
                                                                                                                    ---------------
                                                                                                                          8,787,393

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (1.7%)
      Office Depot *                                                                                53,000                2,104,100
      Sherwin Williams                                                                               5,100                  284,478
      Staples                                                                                        5,900                  143,547
      TJX Companies                                                                                 17,400                  487,722
                                                                                                                    ---------------
                                                                                                                          3,019,847
TEXTILES, APPAREL & LUXURY GOODS (0.0%)
      Nike Inc - Class B                                                                               500                   43,810
                                                                                                                    ---------------
THRIFTS & MORTGAGE FINANCE (0.2%)
      Golden West Financial                                                                          5,500                  424,875
                                                                                                                    ----------------
TOBACCO (2.6%)
      Altria Group                                                                                  45,300                3,467,715
      UST                                                                                           21,200                1,162,396
                                                                                                                    ----------------
                                                                                                                          4,630,111
TRADING COMPANIES & DISTRIBUTORS (0.1%)
      WW Grainger                                                                                    3,000                  201,060
                                                                                                                    ----------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      Alltel                                                                                         2,000                  111,000
                                                                                                                    ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $163,183,694)                                                                      177,154,717
                                                                                                                    ---------------

                                                           INTEREST           MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE               DATE              AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM SECURITIES (0.8%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED                4.800%           10/02/2006         $ 1,346,339         $     1,346,339
      09/30/06 (Repurchase Value $1,346,878                                                                         ---------------
      collaterized by U.S. Government Agency
      Securities) (1)

TOTAL SHORT TERM SECURITIES (IDENTIFIED COST $1,346,339)                                                                  1,346,339
                                                                                                                    ---------------

TOTAL INVESTMENTS  (100.1%) (IDENTIFIED COST $164,530,033) (2)                                                          178,501,056

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                                (112,514)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                              $178,388,542
                                                                                                                    ===============

* Non Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Value Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.7%)
AEROSPACE & DEFENSE (2.6%)
      Lockheed Martin                                                                              39,600           $     3,407,976
                                                                                                                    ---------------
AIR FREIGHT & LOGISTICS (1.8%)
      United Parcel Service - Class B                                                              32,600                 2,345,244
                                                                                                                    ---------------
BIOTECHNOLOGY (0.4%)
      Millennium Pharmaceutical *                                                                  58,700                   584,065
                                                                                                                    ---------------
CAPITAL MARKETS (6.2%)
      Goldman Sachs                                                                                20,300                 3,434,151
      Lehman Brothers Holdings                                                                     28,600                 2,112,396
      Merrill Lynch                                                                                31,700                 2,479,574
                                                                                                                    ---------------
                                                                                                                          8,026,121
CHEMICALS (0.2%)
      Lyondell Chemical                                                                            11,200                   284,144
                                                                                                                    ---------------
COMMERCIAL BANKS (6.0%)
      Comerica                                                                                     24,000                 1,366,080
      Huntington Bancshares                                                                        14,900                   356,557
      US Bancorp                                                                                   59,000                 1,959,980
      Wachovia                                                                                     71,900                 4,012,020
      Wells Fargo & Co.                                                                             1,300                    47,034
                                                                                                                    ---------------
                                                                                                                          7,741,671
COMMERCIAL SERVICES & SUPPLIES (0.7%)
      Steelcase - Class A                                                                          15,300                   240,057
      Waste Management                                                                             19,300                   707,924
                                                                                                                    ---------------
                                                                                                                            947,981
COMMUNICATIONS EQUIPMENT (2.7%)
      Corning *                                                                                    52,000                 1,269,320
      Motorola                                                                                     89,500                 2,237,500
                                                                                                                    ---------------
                                                                                                                          3,506,820
COMPUTERS & PERIPHERALS (2.5%)
      EMC *                                                                                        57,900                   693,642
      Hewlett-Packard                                                                              70,300                 2,579,307
                                                                                                                    ---------------
                                                                                                                          3,272,949
DIVERSIFIED FINANCIAL SERVICES (10.0%)
      Bank of America                                                                             117,800                 6,310,546
      Citigroup                                                                                   119,687                 5,944,853
      JP Morgan Chase                                                                              13,300                   624,568
                                                                                                                    ---------------
                                                                                                                         12,879,967
DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
      AT&T                                                                                        162,200                 5,281,232
      BellSouth                                                                                    38,600                 1,650,150
      CenturyTel                                                                                   14,100                   559,347
      Qwest Communications International *                                                         71,400                   622,608
      Verizon Communications                                                                       20,300                   753,739
                                                                                                                    ---------------
                                                                                                                          8,867,076
ELECTRIC UTILITIES (1.7%)
      FirstEnergy                                                                                  17,700                   988,722
      Pepco Holdings                                                                               31,600                   763,772
      Pinnacle West Capital                                                                        10,100                   455,005
                                                                                                                    ---------------
                                                                                                                          2,207,499
ELECTRICAL EQUIPMENT (0.7%)
      Emerson Electric                                                                             10,800                   905,688
                                                                                                                    ---------------
ENERGY EQUIPMENT & SERVICES (0.5%)
      Tidewater                                                                                    16,000                   707,040
                                                                                                                    ---------------
HEALTH CARE PROVIDERS & SERVICES (2.3%)
      Cardinal Health                                                                               5,900                   387,866
      McKesson                                                                                     30,900                 1,629,048
      Medco Health Solutions *                                                                      6,500                   390,715
      Universal Health Services                                                                     8,700                   521,391
                                                                                                                    ---------------
                                                                                                                          2,929,020

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.9%)
      The Dow Chemical Co.                                                                         10,100                   393,698
      Whirlpool                                                                                     9,000                   756,990
                                                                                                                    ---------------
                                                                                                                          1,150,688
HOUSEHOLD PRODUCTS (1.4%)
      Kimberly-Clark                                                                               27,300                 1,784,328
                                                                                                                    ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
      TXU                                                                                          18,500                 1,156,620
                                                                                                                    ---------------
INDUSTRIAL CONGLOMERATES (2.7%)
      3M                                                                                           13,600                 1,012,112
      General Electric                                                                             70,900                 2,502,770
                                                                                                                    ---------------
                                                                                                                          3,514,882
INSURANCE (6.5%)
      Ace                                                                                          30,300                 1,658,319
      Arch Capital Grp Ltd. *                                                                       4,200                   266,658
      Assurant Inc.                                                                                24,200                 1,292,522
      Chubb                                                                                        10,100                   524,796
      Hartford Financial Services Group                                                            16,300                 1,414,025
      MBIA                                                                                         26,100                 1,603,584
      St. Paul Travelers                                                                           24,259                 1,137,504
      UnumProvident                                                                                24,300                   471,177
                                                                                                                    ---------------
                                                                                                                          8,368,585
IT SERVICES (1.4%)
      First Data                                                                                   42,212                 1,772,904
                                                                                                                    ---------------
MACHINERY (4.6%)
      Caterpillar                                                                                  22,300                 1,467,340
      Deere & Co.                                                                                   9,800                   822,318
      Dover                                                                                        12,000                   569,280
      Eaton                                                                                         9,100                   626,535
      Illinois Tool Works                                                                           8,600                   386,140
      Ingersoll-Rand - Class A                                                                     28,200                 1,071,036
      Parker Hannifin                                                                               8,800                   684,024
      Timken                                                                                       10,300                   306,734
                                                                                                                    ---------------
                                                                                                                          5,933,407
MEDIA (5.5%)
      CBS Corp. - Class B                                                                          30,750                   866,228
      Comcast - Class A *                                                                          69,273                 2,552,710
      McGraw Hill                                                                                   6,400                   371,392
      R H Donnelley                                                                                 7,300                   386,170
      Viacom - Class B *                                                                           30,750                 1,143,285
      Walt Disney                                                                                  60,100                 1,857,691
                                                                                                                    ---------------
                                                                                                                          7,177,476
METALS & MINING (1.7%)
      Alcoa                                                                                        45,800                 1,284,232
      Freeport-McMoRan Copper & Gold - Class B                                                     12,500                   665,750
      Southern Copper                                                                               2,500                   231,250
                                                                                                                    ---------------
                                                                                                                          2,181,232
MULTI-LINE RETAIL (0.3%)
      Dillard's - Class A                                                                          11,600                   379,668
                                                                                                                    ---------------
MULTI-UTILITIES (1.8%)
      PG&E                                                                                         11,700                   487,305
      Puget Energy                                                                                 23,000                   522,790
      Xcel Energy                                                                                  65,000                 1,342,250
                                                                                                                    ---------------
                                                                                                                          2,352,345
OIL, GAS & CONSUMABLE FUELS (8.5%)
      ChevronTexaco                                                                                45,631                 2,959,627
      ConocoPhillips                                                                               61,046                 3,634,068
      Exxon Mobil                                                                                  35,800                 2,402,180
      Hess                                                                                         19,300                   799,406
      Occidental Petroleum                                                                         25,600                 1,231,616
                                                                                                                    ---------------
                                                                                                                         11,026,897
PAPER & FOREST PRODUCTS (0.7%)
      Weyerhaeuser                                                                                 14,100                   867,573
                                                                                                                    ---------------

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (3.0%)
      Abbott Laboratories                                                                          27,900                 1,354,824
      Bristol-Myers Squibb                                                                         51,500                 1,283,380
      Merck                                                                                        30,000                 1,257,000
                                                                                                                    ---------------
                                                                                                                          3,895,204
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
      Camden Property Trust                                                                        22,100                 1,679,821
      CapitalSource                                                                                22,300                   575,786
      Liberty Property Trust                                                                        6,800                   324,972
                                                                                                                    ---------------
                                                                                                                          2,580,579
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
      Realogy *                                                                                        50                     1,134
                                                                                                                    ---------------
ROAD & RAIL (0.3%)
      Ryder System                                                                                  6,300                   325,584
                                                                                                                    ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
      Altera *                                                                                     14,400                   264,672
      Freescale Semiconductor - Class B *                                                          37,100                 1,410,171
      Intel                                                                                        39,800                   818,686
      Microchip Technology                                                                          7,100                   230,182
      National Semiconductor                                                                       17,300                   407,069
      Texas Instruments                                                                            19,200                   638,400
                                                                                                                    ---------------
                                                                                                                          3,769,180
SOFTWARE (0.0%)
      CA                                                                                              152                     3,601
                                                                                                                    ---------------
SPECIALTY RETAIL (1.9%)
      The Gap                                                                                      57,200                 1,083,940
      Ltd. Brands                                                                                  27,200                   720,528
      Office Depot *                                                                               15,300                   607,410
                                                                                                                    ---------------
                                                                                                                          2,411,878
THRIFTS & MORTGAGE FINANCE (1.0%)
      Countrywide Financial                                                                        23,200                   812,928
      IndyMac Bancorp                                                                              11,300                   465,108
                                                                                                                    ---------------
                                                                                                                          1,278,036
TOBACCO (3.3%)
      Altria Group                                                                                 46,000                 3,521,300
      Reynolds American                                                                            11,400                   706,458
                                                                                                                    ---------------
                                                                                                                          4,227,758
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
      Sprint Nextel                                                                                91,218                 1,564,389
                                                                                                                    ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $107,812,107)                                                                      126,337,209
                                                                                                                    ---------------

                                                            INTEREST           MATURITY          PRINCIPAL
DESCRIPTION                                                   RATE               DATE              AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (2.0%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED                4.800%            10/02/2006         $ 2,485,607        $     2,485,607
      09/30/06 (Repurchase Value $2,486,601
      collateralized by U.S. Government Agency
      Securities) (1)


      United States Treasury Bill (3)                        4.980%            11/02/2006         100,000                    99,558
                                                                                                                    ---------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,585,165)                                                                 2,585,165
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.7%) (IDENTIFIED COST $110,397,272) (2)                                                           128,922,374

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                  408,460
                                                                                                                    ---------------

TOTAL NET ASSETS (100.0%)                                                                                           $   129,330,834
                                                                                                                    ===============

OUTSTANDING FUTURES CONTRACTS
                                                                                                                      UNREALIZED
                                                                                               UNITS PER             APPRECIATION
TYPE                                                     EXPIRATION         CONTRACTS           CONTRACT            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Future                                       12/15/2006            19                 50               $        27,609

*   Non Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of September 30, 2006.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Small to Mid Cap Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
AEROSPACE & DEFENSE (0.7%)
      Alliant Techsystems *                                                                         17,200          $     1,394,232
      Cubic                                                                                         26,200                  512,996
                                                                                                                    ---------------
                                                                                                                          1,907,228
AIR FREIGHT & LOGISTICS (1.2%)
      CH Robinson Worldwide                                                                         19,400                  864,852
      EGL *                                                                                         23,300                  849,052
      HUB Group - Class A *                                                                         35,800                  815,524
      Pacer International                                                                           22,000                  610,720
                                                                                                                    ---------------
                                                                                                                          3,140,148
AIRLINES (0.5%)
      AMR *                                                                                         24,100                  557,674
      Continental Airlines - Class A *                                                              23,700                  670,947
                                                                                                                    ---------------
                                                                                                                          1,228,621
AUTO COMPONENTS (0.1%)
      LKQ *                                                                                          7,800                  171,366
      Strattec Security *                                                                            4,000                  153,080
                                                                                                                    ---------------
                                                                                                                            324,446
BEVERAGES (0.5%)
      Boston Beer Co. *                                                                             28,100                  923,085
      PepsiAmericas                                                                                 13,400                  285,956
                                                                                                                    ---------------
                                                                                                                          1,209,041
BIOTECHNOLOGY (2.8%)
      Accelrys *                                                                                    28,100                  176,749
      Celgene *                                                                                     16,800                  727,440
      Diversa *                                                                                     17,900                  143,558
      Genentech *                                                                                   53,600                4,432,720
      Invitrogen *                                                                                  20,100                1,274,541
      Kosan Biosciences *                                                                           38,400                  185,472
      Maxygen *                                                                                     21,200                  176,172
      Xenoport *                                                                                    10,600                  215,922
                                                                                                                    ---------------
                                                                                                                          7,332,574
BUILDING PRODUCTS (0.5%)
      Genlyte Group *                                                                               14,700                1,046,640
      Omega Flex *                                                                                   1,800                   36,612
      USG *                                                                                          3,000                  141,120
                                                                                                                    ---------------
                                                                                                                          1,224,372
CAPITAL MARKETS (2.2%)
      Cohen & Steers                                                                                 7,100                  229,756
      Eaton Vance                                                                                   35,200                1,015,872
      International Assets Holding Corp *                                                           12,800                  298,880
      Investment Technology *                                                                        4,900                  219,275
      Nuveen Investments - Class A                                                                  45,200                2,315,596
      Piper Jaffray *                                                                               15,000                  909,300
      SEI Investments Company                                                                       16,300                  915,897
                                                                                                                    ---------------
                                                                                                                          5,904,576
CHEMICALS (1.1%)
      Airgas                                                                                         7,900                  285,743
      OM Group *                                                                                    29,900                1,313,806
      UAP Holding                                                                                   31,300                  668,881
      Valhi                                                                                          6,700                  155,775
      Valspar                                                                                       14,000                  372,400
                                                                                                                    ---------------
                                                                                                                          2,796,605
COMMERCIAL BANKS (4.7%)
      1st Source                                                                                    11,000                  324,720
      Banner                                                                                        22,800                  935,712
      Financial Inst Inc                                                                            18,700                  436,832
      First Bancorp                                                                                163,300                1,806,098
      Firstmerit                                                                                    20,800                  481,936
      Hancock Holding                                                                                8,300                  444,465
      Independent Bank                                                                               7,056                  171,320
      Intervest Bancshares - Class A *                                                               7,600                  331,056
      PAB Bankshares                                                                                 4,100                   81,426
      PFF Bancorp                                                                                   28,180                1,043,787
      Popular                                                                                       51,612                1,003,337
      Republic Bancorp                                                                              10,140                  214,461
      Sterling Financial                                                                             9,600                  311,328
      Suffolk Bancorp                                                                                5,100                  162,792
      UMB Financial                                                                                 37,650                1,376,861
      Unionbancal                                                                                   24,000                1,461,600
      Whitney Holding                                                                               30,300                1,083,831
      Wilmington Trust                                                                              13,900                  619,245
                                                                                                                    ---------------
                                                                                                                         12,290,807

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (5.6%)
      Acxiom                                                                                        18,500                  456,210
      Administaff                                                                                   19,500                  657,150
      AMN Healthcare Services *                                                                     18,900                  448,875
      Carriage Services - Class A *                                                                 47,500                  221,350
      Ceridian *                                                                                    65,200                1,457,872
      Clark                                                                                         11,500                  129,605
      Diamond Cluster Intl - Class A *                                                              19,700                  219,458
      Ecology and Environment - Class A                                                              7,400                   75,258
      Forrester Research *                                                                          13,600                  357,816
      Global Payments                                                                               19,560                  860,836
      John H. Harland                                                                                6,700                  244,215
      Kforce *                                                                                      46,000                  548,780
      Learning Tree International *                                                                  7,000                   56,910
      Live Nation *                                                                                 21,300                  434,946
      Manpower                                                                                      22,700                1,390,829
      Maximus                                                                                        8,600                  224,460
      Medical Staffing Network *                                                                    28,600                  177,892
      Morningstar *                                                                                 21,800                  804,420
      Prepaid Legal Services                                                                         9,700                  384,799
      Republic Services - Class A                                                                   37,600                1,511,896
      Servicemaster                                                                                 38,700                  433,827
      Spherion *                                                                                    29,400                  210,210
      Stericycle *                                                                                  10,200                  711,858
      Tetra Tech *                                                                                  13,500                  235,170
      Total System Services                                                                         44,700                1,020,501
      Vertrue *                                                                                     18,300                  719,556
      Volt Information Sciences *                                                                    8,500                  302,175
      Weight Watchers International                                                                 12,200                  540,948
                                                                                                                    ---------------
                                                                                                                         14,837,822
COMMUNICATIONS EQUIPMENT (1.1%)
      Anaren *                                                                                      17,400                  366,618
      Commscope *                                                                                   31,200                1,025,232
      Communications Systems                                                                         7,000                   65,380
      Utstarcom *                                                                                  127,400                1,130,038
      Verint Systems *                                                                              10,000                  300,500
                                                                                                                    ---------------
                                                                                                                          2,887,768
COMPUTERS & PERIPHERALS (1.4%)
      Cray *                                                                                        26,000                  289,120
      Electronics For Imaging *                                                                     28,000                  640,640
      Emulex *                                                                                      51,000                  926,670
      Palm *                                                                                        32,000                  465,920
      Seagate Technology *                                                                           9,500                  219,355
      Spansion *                                                                                    65,300                1,088,551
                                                                                                                    ---------------
                                                                                                                          3,630,256
CONSTRUCTION & ENGINEERING (0.3%)
      Foster Wheeler *                                                                              21,500                  829,685
                                                                                                                    ---------------
CONSTRUCTION MATERIALS (0.2%)
      Core Molding Technology *                                                                     16,900                  116,610
      Eagle Materials                                                                               10,600                  357,008
                                                                                                                    ---------------
                                                                                                                            473,618
CONSUMER FINANCE (0.4%)
      AmeriCredit *                                                                                 13,900                  347,361
      CompuCredit *                                                                                 24,600                  743,166
                                                                                                                    ---------------
                                                                                                                          1,090,527
CONTAINERS & PACKAGING (1.0%)
      Greif - Class A                                                                                9,400                  753,034
      Siligan Holdings                                                                              38,000                1,427,280
      Sonoco                                                                                        10,300                  346,492
                                                                                                                    ---------------
                                                                                                                          2,526,806
DIVERSIFIED CONSUMER SERVICES (1.2%)
      Alderwoods Group *                                                                            57,700                1,144,191
      Service Corp                                                                                 124,340                1,161,336
      Sothebys Holdings - Class A                                                                   26,400                  851,136
                                                                                                                    ---------------
                                                                                                                          3,156,663
DIVERSIFIED FINANCIAL SERVICES (1.0%)
      The First Marblehead                                                                          11,500                  796,490
      Leucadia National                                                                             26,900                  703,973
      Student Loan                                                                                   1,400                  269,052
      Wright Express *                                                                              36,900                  887,814
                                                                                                                    ---------------
                                                                                                                          2,657,329
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
      Cbeyond Communications *                                                                      15,000                  411,750
      Cincinnati Bell *                                                                            168,600                  812,652
      Commonwealth Telephone Enterprises                                                             9,700                  399,931
      CT Communications                                                                             51,381                1,115,995
      D&E Communications                                                                            13,300                  167,713
      Fairpoint Communications                                                                      36,900                  642,060
      General Communications *                                                                      17,300                  214,347
      North Pittsburgh Systems                                                                      13,600                  342,312
      Oplink Communication *                                                                        13,000                  259,740
      Shenandoah Telecommunications                                                                  2,100                   91,287
                                                                                                                    ---------------
                                                                                                                          4,457,787

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.0%)
      Central Vermont Public Service                                                                 9,800                  216,678
      Pepco Holdings                                                                                48,000                1,160,160
      Reliant Energy *                                                                              24,700                  304,057
      Unitil                                                                                         1,100                   26,730
      Westar Energy                                                                                 39,900                  938,049
                                                                                                                    ---------------
                                                                                                                          2,645,674
ELECTRICAL EQUIPMENT (1.9%)
      Atmel *                                                                                       60,000                  362,400
      AVX                                                                                           84,900                1,501,881
      Belden CDT Inc.                                                                               14,300                  546,689
      C&D Technologies                                                                              22,400                  159,040
      Littelfuse *                                                                                  23,900                  829,330
      Napco Security Systems *                                                                      78,125                  465,625
      Roper Industries                                                                              12,800                  572,672
      Technitrol                                                                                    14,800                  441,780
      Vicor Corp                                                                                    18,000                  207,720
                                                                                                                    ---------------
                                                                                                                          5,087,137
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
      Checkpoint Systems *                                                                          10,000                  165,100
      Eagle Test Systems *                                                                          15,500                  256,060
      Planar Systems *                                                                              47,600                  540,260
                                                                                                                    ---------------
                                                                                                                            961,420
ENERGY EQUIPMENT & SERVICES (2.8%)
      Cooper Cameron *                                                                              39,100                1,888,921
      Enterprise Products Partners LP                                                               31,000                  829,250
      ONEOK Partners LP                                                                              5,600                  315,000
      Smith International                                                                            9,600                  372,480
      Universal Compression Holdings *                                                              31,700                1,694,365
      Veritas *                                                                                     35,100                2,310,282
                                                                                                                    ---------------
                                                                                                                          7,410,298
FOOD & STAPLES RETAILING (0.1%)
      BJ's Wholesale Club *                                                                         10,600                  309,308
                                                                                                                    ---------------
FOOD PRODUCTS (1.1%)
      Chiquita Brands International                                                                 24,600                  329,148
      Hormel Foods                                                                                  27,400                  985,852
      Kraft Foods                                                                                   46,700                1,665,322
                                                                                                                    ---------------
                                                                                                                          2,980,322
GAS UTILITIES (1.6%)
      Energen                                                                                       37,400                1,565,938
      Equitable Resources                                                                           34,400                1,203,312
      National Fuel Gas                                                                             29,900                1,086,865
      Southwest Gas                                                                                 14,300                  476,476
                                                                                                                    ---------------
                                                                                                                          4,332,591
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
      Arrow International                                                                            7,000                  222,670
      CYTYC *                                                                                        9,400                  230,112
      Gen-Probe *                                                                                   12,900                  604,881
      Henry Schein *                                                                                37,000                1,855,180
      Hillenbrand Industries                                                                         8,100                  461,538
      Idexx Laboratories *                                                                           6,500                  592,410
      Luminex *                                                                                     33,000                  601,590
      PSS World Medical *                                                                           17,600                  351,824
      Utah Medical Products                                                                          4,200                  134,736
      Varian Medical Systems *                                                                      20,500                1,094,495
      Vital Signs                                                                                   12,500                  707,625
                                                                                                                    ---------------
                                                                                                                          6,857,061

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.6%)
      Alliance Imaging *                                                                            45,300                  353,793
      AMERIGROUP *                                                                                  28,400                  839,220
      Davita *                                                                                      25,150                1,455,431
      Emdeon *                                                                                      93,500                1,094,885
      Health Net *                                                                                   9,400                  409,088
      Healthspring *                                                                                22,800                  438,900
      HealthTronics *                                                                               25,400                  156,718
      Medcath *                                                                                     18,200                  547,638
      Odyssey HealthCare *                                                                          22,800                  323,304
      Pediatrix Med Group *                                                                         13,600                  620,160
      Res-Care *                                                                                     8,600                  172,774
      Sierra Health Services *                                                                      11,100                  420,024
                                                                                                                    ---------------
                                                                                                                          6,831,935
HOTELS, RESTAURANTS & LEISURE (1.3%)
      Famous Dave's of America *                                                                    11,600                  176,320
      Interstate Hotels & Resorts *                                                                 81,700                  880,726
      Jack-in-the-Box *                                                                              7,300                  380,914
      Las Vegas Sands *                                                                             11,600                  792,860
      Silverleaf Resorts *                                                                          32,200                  123,004
      Sonic *                                                                                       18,200                  411,502
      Vail Resorts *                                                                                14,000                  560,280
                                                                                                                    ---------------
                                                                                                                          3,325,606
HOUSEHOLD DURABLES (1.3%)
      Energizer Holdings *                                                                          19,900                1,432,601
      Furniture Brands                                                                              40,100                  763,504
      NVR *                                                                                          1,900                1,016,500
      Palm Harbor Homes *                                                                           17,800                  266,288
                                                                                                                    ---------------
                                                                                                                          3,478,893
INDEPENDENT POWER PRODUCERS (0.1%)
      Mirant *                                                                                      14,200                  387,802
                                                                                                                    ---------------
INDUSTRIAL CONGLOMERATES (0.2%)
      Carlisle Cos                                                                                   6,600                  555,060
                                                                                                                    ---------------
INSURANCE (8.0%)
      21st Century Holdings                                                                          8,300                  153,218
      21st Century Insurance Group                                                                  23,400                  349,830
      Alleghany *                                                                                    1,140                  329,471
      American Financial Group                                                                       6,400                  300,352
      Arch Capital Grp Ltd. *                                                                        7,200                  457,128
      Assurant Inc.                                                                                 15,100                  806,491
      Axis Capital Holdings Ltd.                                                                    36,500                1,266,185
      Berkshire Hathaway - Class A *                                                                    74                7,089,200
      CNA Financial *                                                                               36,400                1,311,128
      Harleysville Group                                                                            15,200                  531,848
      Kansas City Life Insurance                                                                     2,000                   91,080
      Markel *                                                                                       1,300                  533,858
      Montpelier Re Holdings Ltd.                                                                   35,500                  688,345
      Nationwide                                                                                    46,600                2,241,460
      Old Republic International                                                                    22,437                  496,980
      Phoenix Companies                                                                             41,100                  575,400
      Protective Life                                                                               23,500                1,075,125
      Radian Group Inc                                                                               7,600                  456,000
      Safety Insurance                                                                               6,000                  291,960
      Stancorp Financial                                                                             4,300                  191,909
      State Auto Financial                                                                          10,000                  305,500
      Transatlantic Holdings                                                                         9,825                  593,528
      WR Berkley                                                                                    21,900                  775,041
                                                                                                                    ---------------
                                                                                                                         20,911,037
INTERNET & CATALOG RETAIL (1.5%)
      FTD Group *                                                                                   62,600                  967,170
      Liberty Media Interactive *                                                                   54,300                1,106,634
      Priceline.com *                                                                               50,300                1,850,537
                                                                                                                    ---------------
                                                                                                                          3,924,341

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (1.7%)
      Checkfree *                                                                                   13,000                  537,160
      Earthlink *                                                                                   88,900                  646,303
      IAC / Interactive *                                                                            8,618                  247,854
      Logility *                                                                                    43,000                  341,850
      Travelzoo *                                                                                   17,900                  515,878
      United Online                                                                                 27,900                  339,822
      West Corp *                                                                                   40,200                1,941,660
                                                                                                                    ---------------
                                                                                                                          4,570,527
IT SERVICES (2.4%)
      Accenture - Class A                                                                           55,200                1,750,392
      Covansys *                                                                                    13,100                  224,534
      CSG Systems International *                                                                   42,700                1,128,561
      Lightbridge *                                                                                 20,600                  241,432
      Manhattan Associates *                                                                        37,500                  905,250
      Mantech International - Class A *                                                             12,600                  415,926
      SYNNEX *                                                                                      32,500                  747,825
      Teletech Holdings *                                                                           24,000                  375,120
      Trizetto Group *                                                                              30,500                  461,770
                                                                                                                    ---------------
                                                                                                                          6,250,810
LIFE SCIENCES TOOLS & SERVICES (0.1%)
      Dade Behring Holdings                                                                          6,100                  244,976
                                                                                                                    ---------------
MACHINERY (2.4%)
      AO Smith                                                                                       7,300                  287,839
      Applied Industrial Technolgies                                                                16,500                  402,600
      Freightcar America                                                                             9,700                  514,100
      Key Technology *                                                                               3,700                   47,286
      Nordson                                                                                       31,700                1,263,562
      Rofin-Sinar Technologies *                                                                    23,200                1,409,864
      Terex *                                                                                       22,000                  994,840
      Toro                                                                                          21,800                  919,306
      Wabtec                                                                                        18,700                  507,331
                                                                                                                    ---------------
                                                                                                                          6,346,728
MARINE (0.4%)
      Horizon Lines                                                                                 31,800                  531,060
      Overseas Shipholding Group                                                                     6,800                  420,036
                                                                                                                    ---------------
                                                                                                                            951,096
MEDIA (4.0%)
      Acme Communications *                                                                         22,400                  117,824
      Cablevision Systems                                                                           48,200                1,094,622
      Cadmus Communications                                                                            200                    2,988
      Citadel Broadcasting                                                                          19,100                  179,540
      Cox Radio - Class A *                                                                         85,000                1,304,750
      DIRECTV Group *                                                                               23,900                  470,352
      Discovery Holding Co. - Class A *                                                             21,720                  314,071
      Dolby Laboratories *                                                                          30,000                  595,500
      DreamWorks *                                                                                  41,600                1,036,256
      Hearst-Argyle Television - Class A                                                            24,100                  553,095
      John Wiley & Sons - Class A                                                                   17,400                  626,574
      Liberty Global Inc - Class A *                                                                47,800                1,230,372
      Liberty Media Holdings *                                                                      10,860                  907,570
      Lodgenet Entertainment *                                                                      15,700                  296,416
      Scholastic *                                                                                   8,300                  258,545
      Sinclair Broadcast Group - Class A                                                            38,200                  299,870
      Warner Music Group                                                                            28,400                  736,980
      World Wrestling Entertainment - Class A                                                       23,100                  379,533
                                                                                                                    ---------------
                                                                                                                         10,404,858
METALS & MINING (1.6%)
      AK Steel *                                                                                    74,400                  903,216
      Carpenter Technology                                                                           9,600                1,032,096
      Penn Virginia Resource                                                                        18,400                  442,152
      Reliance Steel & Aluminum                                                                     11,400                  366,396
      Steel Dynamics                                                                                29,000                1,463,050
                                                                                                                    ---------------
                                                                                                                          4,206,910
MULTI-LINE RETAIL (0.9%)
      The Bon-Ton Stores                                                                            14,700                  437,178
      DEB Shops                                                                                      2,300                   58,972
      Dollar Tree Stores *                                                                          44,800                1,387,008
      Retail Ventures *                                                                             24,800                  382,168
                                                                                                                    ---------------
                                                                                                                          2,265,326

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES (1.4%)
      Energy East                                                                                   34,900                  827,828
      MDU Resources Group                                                                           26,550                  593,127
      OGE Energy                                                                                    44,100                1,592,451
      Oneok                                                                                         19,900                  752,021
                                                                                                                    ---------------
                                                                                                                          3,765,427
OIL, GAS & CONSUMABLE FUELS (4.5%)
      Atlas America *                                                                               11,344                  484,162
      Aventine Renewable Energy Holdings *                                                          45,600                  975,384
      Clayton Williams Energy *                                                                     21,300                  645,390
      CNX Gas *                                                                                     31,100                  720,587
      Diamond Offshore Drilling                                                                      9,800                  709,226
      Dorchester                                                                                     8,300                  213,725
      EXCO Resources *                                                                              74,300                  922,063
      Forest Oil *                                                                                  13,000                  410,670
      Frontier Oil                                                                                  48,000                1,275,840
      Harvest Natural Resources *                                                                   16,600                  171,810
      Newfield Exploration *                                                                        24,200                  932,668
      Pioneer Natural Resources                                                                     11,100                  434,232
      Ship Finance                                                                                  33,400                  664,660
      Suburban Propane Partners LP                                                                   7,700                  259,952
      T-3 Energy Services - Class 3 *                                                               11,400                  228,798
      Tesoro Petroleum                                                                              17,100                  991,458
      Trico Marine Service *                                                                        27,000                  911,250
      W&T Offshore                                                                                  26,100                  762,381
                                                                                                                    ---------------
                                                                                                                         11,714,256
PAPER & FOREST PRODUCTS (0.4%)
      Rayonier                                                                                      16,473                  622,679
      Universal Forest Products                                                                      8,300                  407,115
                                                                                                                    ---------------
                                                                                                                          1,029,794
PERSONAL PRODUCTS (0.2%)
      Herbalife Ltd. *                                                                              16,500                  625,020
                                                                                                                    ---------------
PHARMACEUTICALS (2.1%)
      Alkermes *                                                                                    22,600                  358,210
      Alpharma - Class A                                                                            26,400                  617,496
      Anesiva *                                                                                     36,100                  244,758
      Bradley Pharmaceuticals *                                                                     25,000                  398,000
      Cephalon *                                                                                    10,900                  673,075
      CV Therapeutics *                                                                             31,500                  350,910
      Endo Pharmaceuticals *                                                                        10,000                  325,500
      Enzon Pharmaceuticals *                                                                      228,000                1,881,000
      Mannatech                                                                                     33,700                  597,164
                                                                                                                    ---------------
                                                                                                                          5,446,113
REAL ESTATE (5.6%)
      Alexanders *                                                                                   2,000                  620,500
      AMB Property                                                                                   4,000                  220,440
      Anthracite                                                                                    43,200                  555,552
      CB Richards Ellis - Class A *                                                                 23,100                  568,260
      CBL & Associates Properties                                                                   14,400                  603,504
      Equity Lifestyle Ppt                                                                          32,400                1,481,004
      Felcor Lodging                                                                                53,400                1,070,670
      Fieldstone Investment                                                                         49,000                  427,770
      General Growth Properties                                                                     43,210                2,058,957
      Getty Realty                                                                                   9,700                  284,016
      Innkeepers USA                                                                                45,800                  746,082
      Jer Investors Trust                                                                           12,500                  214,500
      Jones Lan Salle                                                                               18,300                1,564,284
      National Health Realty                                                                         3,700                   73,667
      Omega Healthcare Investors                                                                    37,200                  558,372
      PS Business Parks                                                                             11,700                  705,510
      Saul Centers                                                                                  20,000                  900,000
      Sizeler Property Investors                                                                    14,500                  217,935
      SL Green Realty                                                                                6,800                  759,560
      Taubman Centers                                                                                8,800                  390,896
      Trustreet Properties                                                                          54,900                  686,799
      Wellsford Real Properties                                                                     11,700                   86,112
                                                                                                                    ---------------
                                                                                                                         14,794,390

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.2%)
      Capital Trust                                                                                  9,900                  403,227
      Diamond Rock Hospital                                                                         13,100                  217,591
      Hospitality Properties Trust                                                                  41,900                1,977,680
      HRPT Properties Trust                                                                         79,600                  951,220
      iStar Financial                                                                               39,700                1,655,490
      Medical Properties Trust                                                                      33,600                  449,904
                                                                                                                    ---------------
                                                                                                                          5,655,112
ROAD & RAIL (0.5%)
      Heartland Express                                                                             37,466                  587,467
      Landstar System                                                                               14,300                  610,610
      Quality Distribution *                                                                        14,800                  217,856
                                                                                                                    ---------------
                                                                                                                          1,415,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
      Atheros Communications *                                                                      11,700                  212,121
      Cymer *                                                                                       10,600                  465,446
      Entegris *                                                                                    26,600                  290,206
      Interdigital Communications *                                                                  7,800                  265,980
      Lam Research *                                                                                40,000                1,813,200
      MEMC Electronic Materials *                                                                   20,100                  736,263
      Micrel *                                                                                      48,100                  461,279
      MKS Instruments *                                                                             29,200                  593,052
      Omnivision Technology *                                                                       15,300                  218,331
      Portalplayer *                                                                                59,300                  668,904
      Silicon Laboratories *                                                                        12,000                  372,240
      Vishay Intertechnology *                                                                      31,585                  443,453
      Zoran *                                                                                       17,500                  281,400
                                                                                                                    ---------------
                                                                                                                          6,821,875
SOFTWARE (2.8%)
      BEA Systems *                                                                                 67,400                1,024,480
      Black Box Corp                                                                                 7,700                  299,684
      Cadence Design Systems *                                                                      26,500                  449,440
      DealerTrack Holdings *                                                                        24,400                  539,484
      Embarcadero Technology *                                                                      57,900                  475,938
      Macrovision *                                                                                 28,600                  677,534
      McAfee *                                                                                      15,000                  366,900
      Micros Systems *                                                                              14,100                  689,772
      Open Solutions *                                                                              11,600                  334,196
      OPNET Technologies *                                                                          19,700                  258,267
      Pegasystems                                                                                   52,100                  454,833
      Red Hat *                                                                                     13,900                  293,012
      Reynolds & Reynolds - Class A                                                                  6,100                  241,011
      Synopsys *                                                                                    34,600                  682,312
      Transaction Systems Architects *                                                              13,000                  446,160
                                                                                                                    ---------------
                                                                                                                          7,233,023
SPECIALTY RETAIL (3.8%)
      Abercrombie & Fitch - Class A                                                                 16,900                1,174,212
      American Eagle Outfitters                                                                     67,700                2,967,291
      Barnes & Noble                                                                                40,200                1,525,188
      DSW *                                                                                         21,200                  667,800
      Group 1 Automotive                                                                            14,400                  718,560
      Mothers Work *                                                                                 7,600                  365,712
      Rent A Center - Class A *                                                                     16,500                  483,285
      Select Comfort *                                                                              15,600                  341,328
      Steve Madden Ltd.                                                                              6,600                  258,984
      TurboChef Technologies *                                                                      19,400                  269,660
      Tween Brands *                                                                                 7,400                  278,240
      United Retail Group *                                                                         19,700                  360,116
      Williams Sonoma                                                                                6,900                  223,491
      Wilsons The Leather Experts *                                                                    100                      265
      Zale *                                                                                        14,500                  402,230
                                                                                                                    ---------------
                                                                                                                         10,036,362
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
      Kellwood                                                                                      21,200                  611,196
      Maidenform Brands *                                                                           32,700                  631,110
                                                                                                                    ---------------
                                                                                                                          1,242,306

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (0.8%)
      Astoria Financial                                                                             17,400                  536,268
      First Place Financial                                                                         15,600                  353,496
      New Century Financial                                                                          7,750                  304,652
      Partners Trust Financial                                                                      43,400                  464,814
      United Community Financial                                                                    45,300                  558,096
                                                                                                                    ---------------
                                                                                                                          2,217,326
TOBACCO (0.7%)
      Loews                                                                                         35,000                1,938,650
                                                                                                                    ---------------
TRADING COMPANIES & DISTRIBUTORS (0.6%)
      United Stationers *                                                                           24,800                1,153,448
      WESCO International *                                                                          9,400                  545,482
                                                                                                                    ---------------
                                                                                                                          1,698,930
WATER UTILITIES (0.2%)
      Nalco Holding Co. *                                                                           12,100                  224,092
      Pico Holdings *                                                                                6,300                  205,065
                                                                                                                    ---------------
                                                                                                                            429,157
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
      American Tower - Class A *                                                                    10,900                  397,850
      Crown Castle International *                                                                  44,600                1,571,704
      Syniverse Holdings *                                                                          28,300                  424,500
                                                                                                                    ---------------
                                                                                                                          2,394,054

TOTAL COMMON STOCKS (IDENTIFIED COST $217,700,236)                                                                      257,604,123
                                                                                                                    ---------------

                                                            INTEREST           MATURITY          PRINCIPAL
DESCRIPTION                                                   RATE               DATE              AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.5%)                               4.800%           10/02/2006        $ 11,735,675         $    11,735,675
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06                                                               ---------------
      (Repurchase Value $11,740,369 co1lateralized by
      U.S. Government Agency Securities) (1)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $11,735,675)                                                               11,735,675
                                                                                                                    ---------------

TOTAL INVESTMENTS  (102.5%) (IDENTIFIED COST $229,435,911) (2)                                                          269,339,798

TOTAL LIABILITIES LESS OTHER ASSETS (-2.5%)                                                                              (6,574,103)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $   262,765,695
                                                                                                                    ===============

OUTSTANDING FUTURES CONTRACTS

                                                                                                                       UNREALIZED
                                                                                                      UNITS PER       APPREICATION
TYPE                                                            EXPIRATION         CONTRACTS          CONTRACT       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 E-Mini                                             12/15/2006             37                 50                 27,965

*     Non Income Producing Security
(1)   See Note 9 for collateral information.
(2)   See Note 6 for Important Tax Information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor International Equity Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
AUSTRALIA (1.7%)
      AMP Ltd.                                                                                    159,863               $ 1,065,166
      Iluka Resources Ltd.                                                                         95,544                   506,296
      Pacific Brands Ltd.                                                                         463,503                   873,986
                                                                                                                    ---------------
                                                                                                                          2,445,448
AUSTRIA (1.5%)
      Raiffeisen International Bank Holding AG                                                     19,421                 2,068,658
                                                                                                                    ---------------

BELGIUM (2.0%)
      AGFA-Gevaert NV                                                                              51,368                 1,218,069
      Delhaize Group                                                                               18,571                 1,560,123
                                                                                                                    ---------------
                                                                                                                          2,778,192
BRAZIL (1.7%)
      Banco Nossa Caixa SA                                                                         28,000                   558,893
      Cia de Bebidas das Americas                                                                  20,700                   939,366
      Petroleo Brasileiro SA                                                                        8,600                   643,624
      Vivo Participacoes SA                                                                        91,000                   283,920
                                                                                                                    ---------------
                                                                                                                          2,425,803
CHINA (0.5%)
      PetroChina Co. Ltd.                                                                         628,000                   675,507
                                                                                                                    ---------------
CZECHOSLOVAKIA (1.2%)
      CEZ                                                                                          45,829                 1,623,132
                                                                                                                    ---------------
EGYPT (0.9%)
      Orascom Telecom Holding SAE                                                                  22,000                 1,215,060
                                                                                                                    ---------------
FRANCE (6.9%)
      Air France KLM                                                                               49,811                 1,502,017
      Bull SA *                                                                                   177,539                 1,040,096
      Gemalto NV *                                                                                 69,180                 1,484,289
      Pernod-Ricard SA *                                                                            6,647                 1,383,159
      Total SA                                                                                     64,300                 4,219,481
                                                                                                                    ---------------
                                                                                                                          9,629,042
GERMANY (9.2%)
      Allianz AG                                                                                   13,781                 2,384,995
      Bayer AG                                                                                     39,965                 2,032,179
      Deutsche Post AG                                                                             64,400                 1,688,784
      GEA Group AG                                                                                122,872                 2,215,594
      Henkel KGaA                                                                                  14,190                 1,740,889
      Hypo Real Estate Holding AG                                                                  46,714                 2,913,220
                                                                                                                    ---------------
                                                                                                                         12,975,661
GREAT BRITAIN (11.4%)
      Carnival PLC                                                                                 36,501                 1,746,149
      IG Group Holdings PLC                                                                       335,465                 1,626,794
      Invista Real Estate Investment Management Holdings PLC                                      862,435                 1,465,408
      Kensington Group PLC                                                                        124,404                 1,928,636
      Old Mutual PLC *                                                                            754,025                 2,364,755
      Soco International PLC *                                                                     35,322                   984,087
      Standard Chartered PLC                                                                       69,500                 1,780,149
      Whitbread PLC                                                                               108,877                 2,639,924
      William Hill PLC *                                                                          123,920                 1,493,054
                                                                                                                    ---------------
                                                                                                                         16,028,956
GREECE (6.2%)
      Hellenic Exchanges Holding SA                                                               158,447                 2,511,492
      National Bank of Greece SA                                                                   89,602                 3,856,269
      OPAP SA                                                                                      30,067                 1,010,354
      Vivartia SA *                                                                                83,951                 1,288,094
                                                                                                                    ---------------
                                                                                                                          8,666,209
HONG KONG (0.7%)
      Wharf Holdings, Ltd. *                                                                      298,000                 1,021,301
                                                                                                                    ---------------

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HUNGARY (0.9%)
      MOL Hungarian Oil and Gas NyRt                                                               14,190                 1,273,553
                                                                                                                    ---------------
IRELAND (0.9%)
      Allied Irish Banks PLC                                                                       49,110                 1,305,888
                                                                                                                    ---------------
ITALY (7.5%)
      Astaldi SpA                                                                                  66,508                   458,786
      Danieli & Co. SpA                                                                           377,787                 2,773,724
      Fondiaria-Sai SpA                                                                            79,926                 2,635,112
      Mediaset SpA                                                                                197,108                 2,118,272
      UniCredito Italiano SpA                                                                     299,735                 2,487,625
                                                                                                                    ---------------
                                                                                                                         10,473,519
JAPAN (20.3%)
      Aeon Credit Service Co. Ltd.                                                                 30,200                   722,243
      Aoyama Trading Co. Ltd. *                                                                    18,700                   596,817
      Arnest One Corp.                                                                             80,000                 1,175,704
      Asahi Glass Co. Ltd. *                                                                       78,000                   962,083
      The Bank of Fukuoka Ltd.                                                                    102,000                   748,648
      Century Leasing System, Inc.                                                                 40,900                   524,905
      Daiwa Securities Group, Inc.                                                                113,000                 1,318,214
      EDION Corp. *                                                                                56,400                   966,857
      The Eighteenth Bank Ltd.                                                                    174,000                   876,444
      Fujitsu Ltd.                                                                                117,000                   964,724
      Haseko Corp. *                                                                              220,000                   758,011
      Isuzu Motors, Ltd.                                                                          282,000                   923,886
      Itochu Corp. *                                                                              111,000                   859,810
      JGC Corp.                                                                                    65,000                 1,086,222
      Joint Corp. *                                                                                35,400                 1,210,717
      Kajima Corp. *                                                                              218,000                   996,571
      Kyowa Exeo Corp.                                                                             82,000                   856,618
      Mitsubishi Electric Corp.                                                                   127,000                 1,069,757
      Mitsubishi UFJ Financial Group, Inc.                                                            109                 1,402,582
      Mitsui Mining & Smelting Co. Ltd.                                                           179,000                   922,844
      Nabtesco Corp.                                                                               15,000                   170,159
      Nidec Corp.                                                                                  12,300                   927,771
      Nissan Chemical Industries, Ltd. *                                                           92,000                 1,088,034
      Ricoh Co. Ltd. *                                                                             38,000                   755,979
      Sekisui Chemical Co. Ltd. *                                                                  85,000                   716,698
      SMC Corp.                                                                                     5,600                   740,978
      Sompo Japan Insurance, Inc.                                                                  70,000                   916,741
      Sumitomo Heavy Industries Ltd.                                                               99,000                   828,876
      Sumitomo Mitsui Financial Group, Inc.                                                            71                   745,312
      Sumitomo Realty & Development Co. Ltd. *                                                     49,000                 1,439,407
      Sumitomo Rubber Industries, Inc. *                                                          109,400                 1,203,979
                                                                                                                    ---------------
                                                                                                                         28,477,591
KAZAKHSTAN (0.3%)
      KazMunaiGas *                                                                                29,455                   431,221
                                                                                                                    ---------------
MEXICO (0.9%)
      America Movil SA de CV                                                                        2,100                    82,677
      America Movil Ser. A                                                                          1,300                    51,376
      Coca-Cola Femsa SA de CV                                                                     16,200                   506,574
      Grupo Televisa SA                                                                            26,000                   552,760
                                                                                                                    ---------------
                                                                                                                          1,193,387
NETHERLANDS (4.4%)
      Akzo Nobel NV                                                                                24,986                 1,539,189
      Mittal Steel Co. NV                                                                          29,337                 1,023,769
      Royal Dutch Shell PLC                                                                       109,251                 3,604,266
                                                                                                                    ---------------
                                                                                                                          6,167,224
NORWAY (3.1%)
      PAN Fish ASA *                                                                             2,669,800                2,102,591
      Telenor ASA                                                                                 171,500                 2,236,180
                                                                                                                    ---------------
                                                                                                                          4,338,771
PHILIPPINES (0.7%)
      Ayala Land, Inc.                                                                           3,424,600                  978,785
                                                                                                                    ---------------
RUSSIA (1.3%)
      Unified Energy System                                                                        25,800                 1,883,400
                                                                                                                    ---------------

DESCRIPTION                                                                                       SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SINGAPORE (0.7%)
      Keppel Land Ltd.                                                                            292,000                   911,897
                                                                                                                    ---------------
SOUTH AFRICA (0.5%)
      Sasol Ltd.                                                                                   19,645                   645,690
                                                                                                                    ---------------
SOUTH KOREA (1.9%)
      Hana Financial Group                                                                         24,490                 1,120,652
      Samsung Electronics Co. Ltd.                                                                  2,215                 1,554,304
                                                                                                                    ---------------
                                                                                                                          2,674,956
SPAIN (3.2%)
      Corp. Dermoestetica *                                                                        93,939                   896,971
      Fadesa Inmobiliaria SA                                                                       21,558                   958,152
      Telefonica SA *                                                                             154,212                 2,673,157
                                                                                                                    ---------------
                                                                                                                          4,528,280
SWEDEN (2.3%)
      Eniro AB                                                                                    119,446                 1,466,965
      Modern Times Group AB *                                                                      34,880                 1,803,937
                                                                                                                    ---------------
                                                                                                                          3,270,902
SWITZERLAND (4.4%)
      Julius Baer Holding AG                                                                       25,978                 2,594,788
      Novartis AG - Class G                                                                        24,485                 1,429,409
      Valora Holding AG                                                                             9,340                 2,173,570
                                                                                                                    ---------------
                                                                                                                          6,197,767
TAIWAN (1.0%)
      Cathay Financial Holding Co. Ltd.                                                            39,574                   792,675
      Taiwan Semiconductor Manufacturing Co. Ltd.                                                  64,839                   622,454
                                                                                                                    ---------------
                                                                                                                          1,415,129
THAILAND (0.6%)
      Bangkok Bank PCL                                                                            296,200                   867,350
                                                                                                                    ---------------
TURKEY (0.8%)
      Aksigorta AS                                                                                300,368                 1,120,554
                                                                                                                    ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $124,919,134)                                                                      139,708,833
                                                                                                                     --------------

                                                            INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                                   RATE              DATE              AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (1.4%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006         $ 1,963,915         $     1,963,915
      (Repurchase Value $1,964,701 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,963,915)                                                                 1,963,915
                                                                                                                    ---------------

TOTAL INVESTMENTS  (101.0%) (IDENTIFIED COST $126,883,049) (2)                                                          141,672,748

TOTAL LIABILITIES LESS OTHER ASSETS (-1.0%)                                                                              (1,382,396)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $   140,290,352
                                                                                                                    ===============

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                     UNREALIZED
                                                             DELIVERY            CONTRACTED        APPRECIATION/
CONTRACT DESCRIPTION                                           DATE                AMOUNT           DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE:
British Pound                                               10/04/2006          292,670 (GBP)      $        (573)
Euro                                                        10/02/2006          235,486 (EUR)             (1,212)
Euro                                                        10/03/2006          283,827 (EUR)             (1,306)
                                                                                                   -------------
                                                                                                   $      (3,091)
                                                                                                   =============
CONTRACTS TO SELL:

British Pound                                               10/03/2006          146,476 (GBP)      $         389
Euro                                                        10/03/2006          158,108 (EUR)                181
                                                                                                   -------------
                                                                                                   $         570
                                                                                                   =============

* Non Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor High Yield Bond

Schedule of Investments, September 30, 2006 (Unaudited)

                                                             INTEREST        MATURITY             PRINCIPAL
DESCRIPTION                                                    RATE            DATE                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (97.5%)
AUTOMOBILES (2.4%)
      Ford Motor Co.                                           9.500%        09/15/2011          $  500,000          $      485,000
      General Motors Corp.                                     8.250%        07/15/2023           1,000,000                 866,250
                                                                                                                     --------------
                                                                                                                          1,351,250
CHEMICALS (1.6%)
      Millennium America                                       7.625%        11/15/2026             500,000                 437,500
      Phibro Animal Health Corp. (2)                          13.000%        08/01/2014             500,000                 505,000
                                                                                                                     --------------
                                                                                                                            942,500
COMPUTERS & PERIPHERALS (0.9%)
      Seagate Tech HDD                                         6.800%        10/01/2016             500,000                 497,500
                                                                                                                     --------------
ELECTRIC UTILITIES (0.9%)
      PSEG Energy Holdings LLC                                 8.500%        06/15/2011             500,000                 532,500
                                                                                                                     --------------
ENERGY EQUIPMENT & SERVICES (0.8%)
      NCG                                                      7.125%        05/15/2018             500,000                 457,500
                                                                                                                     --------------
FINANCE-BANKING (1.8%)
      Cardtronics (2)                                          9.250%        08/15/2013             500,000                 512,500
      Dollar Financial Group                                   9.750%        11/15/2011             500,000                 545,471
                                                                                                                     --------------
                                                                                                                          1,057,971
FINANCE-OTHER (4.0%)
      ASG Consolidated LLC (3)                                 0.000%        11/01/2011           1,000,000                 870,000
      Fairfax Financial Holdings                               7.375%        04/15/2018             500,000                 422,500
      iPayment (2)                                             9.750%        05/15/2014             500,000                 510,000
      Thornburg Mortgage                                       8.000%        05/15/2013             500,000                 492,500
                                                                                                                     --------------
                                                                                                                          2,295,000
FOOD & STAPLES RETAILING (0.8%)
      Dean Foods Co.                                           6.900%        10/15/2017             500,000                 487,500
                                                                                                                     --------------

INDUSTRIAL-AUTOMOTIVE (4.3%)
      Ford Motor Credit Co. (4)                                9.957%        04/15/2012           1,000,000               1,046,402
      GMAC LLC                                                 7.000%        02/01/2012           1,000,000                 996,706
      The Goodyear Tire & Rubber Co.                           7.000%        03/15/2028             500,000                 418,750
                                                                                                                     --------------
                                                                                                                          2,461,858
INDUSTRIAL-BASIC (5.5%)
      Ball                                                     6.625%        03/15/2018             500,000                 491,250
      Nalco Finance (3)                                        0.000%        02/01/2014           1,000,000                 785,000
      Owens-Illinois                                           7.800%        05/15/2018             500,000                 475,000
      Polyone                                                  8.875%        05/01/2012             500,000                 505,000
      Stanley-Martin Communities                               9.750%        08/15/2015             500,000                 396,250
      Ucar Finance                                            10.250%        02/15/2012             500,000                 525,000
                                                                                                                     --------------
                                                                                                                          3,177,500
INDUSTRIAL-CAPITAL GOODS (6.9%)
      Allied Waste                                             7.875%        04/15/2013             500,000                 511,250
      Case New Holland                                         7.250%        01/15/2016             500,000                 504,375
      Columbus McKinnon                                        8.875%        11/01/2013             500,000                 511,250
      DRS Technologies                                         7.625%        02/01/2018             500,000                 507,500
      Neenah (2)                                              13.000%        09/30/2013             500,000                 501,250
      Park-Ohio Industries                                     8.375%        11/15/2014             500,000                 455,000
      Terex                                                    7.375%        01/15/2014             500,000                 502,500
      WII Components                                          10.000%        02/15/2012             500,000                 493,750
                                                                                                                     --------------
                                                                                                                          3,986,875
INDUSTRIAL-ENERGY (6.1%)
      Chesapeake Energy                                        6.500%        08/15/2017             500,000                 468,750
      Hornbeck Offshore Services                               6.125%        12/01/2014             500,000                 466,875
      KCS Energy                                               7.125%        04/01/2012             500,000                 480,000
      Parker Drilling                                          9.625%        10/01/2013             500,000                 545,000
      Plains E&P                                               8.750%        07/01/2012             500,000                 528,750
      TXU                                                      5.550%        11/15/2014             500,000                 472,389
      Williams Cos                                             7.625%        07/15/2019             500,000                 520,000
                                                                                                                     --------------
                                                                                                                          3,481,764

                                                             INTEREST        MATURITY             PRINCIPAL
DESCRIPTION                                                    RATE            DATE                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-ENTERTAINMENT (0.9%)
      Royal Caribbean Cruises                                  7.250%        03/15/2018             500,000                 496,030
                                                                                                                     --------------
INDUSTRIAL-GAMING (4.3%)
      Herbst Gaming                                            7.000%        11/15/2014             500,000                 485,000
      MGM Mirage                                               6.750%        09/01/2012             500,000                 493,125
      Mohegan Tribal Gamin                                     6.875%        02/15/2015             500,000                 487,500
      River Rock Entertainment                                 9.750%        11/01/2011             500,000                 531,250
      Wynn Las Vegas                                           6.625%        12/01/2014             500,000                 485,000
                                                                                                                     --------------
                                                                                                                          2,481,875
INDUSTRIAL-HEALTH CARE (6.9%)
      AMR HoldCo                                              10.000%        02/15/2015             500,000                 532,500
      Athena Neuro Fin.                                        7.250%        02/21/2008             500,000                 498,125
      Davita                                                   7.250%        03/15/2015             500,000                 491,250
      Healthsouth (2)(4)                                      11.418%        06/15/2014           1,000,000               1,020,000
      Tenet Healthcare                                         6.875%        11/15/2031             500,000                 391,875
      Triad Hospitals                                          7.000%        11/15/2013             500,000                 485,625
      Universal Hospital                                      10.125%        11/01/2011             500,000                 525,000
                                                                                                                     --------------
                                                                                                                          3,944,375
INDUSTRIAL-MEDIA CABLE (5.5%)
      Cablevision Systems                                      8.000%        04/15/2012             500,000                 506,250
      Charter Communications Holdings LLC (3)                  0.000%        01/15/2012           1,000,000                 687,500
      Echostar                                                 6.625%        10/01/2014             500,000                 475,625
      Insight Midwest                                          9.750%        10/01/2009             500,000                 508,750
      Rogers Cable                                             6.750%        03/15/2015             500,000                 505,000
      Univision Communications                                 7.850%        07/15/2011             500,000                 497,168
                                                                                                                     --------------
                                                                                                                          3,180,293
INDUSTRIAL-MEDIA-NON-CABLE (4.9%)
      Advanstar                                               12.000%        02/15/2011             500,000                 526,250
      AMC Entertainment                                        8.000%        03/01/2014             500,000                 470,000
      Cenveo                                                   7.875%        12/01/2013             500,000                 473,750
      Houghton Mifflin (3)                                     0.000%        10/15/2013           1,000,000                 872,500
      Imax                                                     9.625%        12/01/2010             500,000                 476,250
                                                                                                                     --------------
                                                                                                                          2,818,750
INDUSTRIAL-OTHER (6.8%)
      Comforce Operating                                      12.000%        12/01/2007             500,000                 498,800
      Education Management LLC (2)                            10.250%        06/01/2016             500,000                 511,250
      Fisher Scientific International                          6.125%        07/01/2015             500,000                 496,250
      IMC Global                                               7.375%        08/01/2018           1,000,000                 918,750
      Rockwood Specialties                                     7.500%        11/15/2014             500,000                 492,500
      SGS International                                       12.000%        12/15/2013             500,000                 505,000
      United Rentals                                           7.750%        11/15/2013             500,000                 492,500
                                                                                                                     --------------
                                                                                                                          3,915,050
INDUSTRIAL-OTHER CONSUMER CYCLICALS (2.5%)
      Carrols                                                  9.000%        01/15/2013             500,000                 510,000
      Pierre Foods                                             9.875%        07/15/2012             500,000                 507,500
      Tech Olympic USA                                        10.375%        07/01/2012             500,000                 432,500
                                                                                                                     --------------
                                                                                                                          1,450,000
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (6.3%)
      Amscan Holdings                                          8.750%        05/01/2014           1,000,000                 905,000
      Jarden                                                   9.750%        05/01/2012             500,000                 527,500
      Jostens Holding (3)                                      0.000%        12/01/2013           1,000,000                 825,000
      Reddy Ice (3)                                            0.000%        11/01/2012           1,000,000                 865,000
      Riddell Bell Holdings                                    8.375%        10/01/2012             500,000                 490,000
                                                                                                                     --------------
                                                                                                                          3,612,500
INDUSTRIAL-RETAILERS (6.0%)
      AmeriGas Partners                                        7.125%        05/20/2016             500,000                 492,500
      FTD                                                      7.750%        02/15/2014             500,000                 492,500
      General Nutrition Center                                 8.500%        12/01/2010             500,000                 485,000
      GSC Holdings                                             8.000%        10/01/2012             500,000                 515,000
      Linens 'n Things (2)(4)                                 11.132%        01/15/2014             500,000                 482,500
      National Pizza (2)                                       9.500%        05/01/2014             500,000                 492,500
      Petro Stopping Centers LP                                9.000%        02/15/2012             500,000                 506,250
                                                                                                                     --------------
                                                                                                                          3,466,250
INDUSTRIAL-SERVICES (1.8%)
      Service Corp Intl.                                       7.625%        10/01/2018             500,000                 503,125
      The Sheridan Group                                      10.250%        08/15/2011             500,000                 506,250
                                                                                                                     --------------
                                                                                                                          1,009,375

                                                             INTEREST        MATURITY             PRINCIPAL
DESCRIPTION                                                    RATE            DATE                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-TECHNOLOGY (3.6%)
      Intermec                                                 7.000%        03/15/2008             500,000                 502,500
      Sungard Data Systems                                    10.250%        08/15/2015           1,000,000               1,030,000
      Xerox                                                    7.625%        06/15/2013             500,000                 525,000
                                                                                                                     --------------
                                                                                                                          2,057,500
INDUSTRIAL-TELECOMMUNICATIONS-OTHER (2.3%)
      Citizens Communications                                  7.000%        11/01/2025             500,000                 431,250
      Intelsat LTD                                             7.625%        04/15/2012           1,000,000                 875,000
                                                                                                                     --------------
                                                                                                                          1,306,250
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (2.6%)
      Qwest Capital Funding                                    7.250%        02/15/2011             500,000                 500,000
      Syniverse Tech                                           7.750%        08/15/2013             500,000                 481,250
      Time Warner Telecom                                      9.250%        02/15/2014             500,000                 526,250
                                                                                                                     --------------
                                                                                                                          1,507,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (0.9%)
      Rogers Wireless                                          8.000%        12/15/2012             500,000                 531,250
                                                                                                                     --------------
MEDIA (0.9%)
      RH Donnelley Corp.                                       8.875%        01/15/2016             500,000                 501,250
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
      Levi Strauss & Co.                                       8.875%        04/01/2016             500,000                 497,500
                                                                                                                     --------------
UTILITIES (4.4%)
      AES                                                      8.875%        02/15/2011             500,000                 535,000
      Allegheny Energy Supply                                  7.800%        03/15/2011             500,000                 533,750
      El Paso                                                  7.375%        12/15/2012             500,000                 508,125
      NRG Energy                                               7.375%        02/01/2016             500,000                 496,875
      Suburban Propane Partnership                             6.875%        12/15/2013             500,000                 482,500
                                                                                                                     --------------
                                                                                                                          2,556,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $55,830,722)                                                                      56,061,716
                                                                                                                     --------------

SHORT TERM INVESTMENTS (0.5%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06          4.800%        10/02/2006             265,002                 265,002
      (Repurchase Value $265,108 collateralized by                                                                   --------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $265,002)                                                                     265,002
                                                                                                                     --------------

TOTAL INVESTMENTS  (98.0%) (IDENTIFIED COST $56,095,724) (5)                                                             56,326,718

TOTAL OTHER ASSETS LESS LIABILITIES (2.0%)                                                                                1,156,294

                                                                                                                     --------------
TOTAL NET ASSETS (100.0%)                                                                                            $   57,483,012
                                                                                                                     ==============

(1) See Note 9 for collateral information.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a step bond. Rate disclosed is as of September 30, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(5) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Intermediate Fixed-Income Fund

Schedule of Investments, September 30, 2006 (Unaudited)

                                                        INTEREST              MATURITY         PRINCIPAL
DESCRIPTION                                               RATE                 DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.5%)
ASSET-BACKED SECURITIES (OTHER) (9.5%)
      Captec Franchise Trust (1)(3)                       1.113%             10/25/2018       $ 14,030,090          $       401,106
      CDO Repackaging Trust (1)4)                         7.110%             05/20/2030            385,000                  354,493
      CDO Repackaging Trust (1)(4)                        7.307%             01/17/2036            495,722                  495,722
      CNL Funding (1)(3)(4)                               1.725%             09/18/2012         12,801,794                  545,996
      Falcon Franchise Loan (1)(2)(3)                     2.730%             01/05/2023          3,347,203                  428,047
      Falcon Franchise Loan (2)                           4.856%             01/01/2025            651,041                  636,384
      Falcon Franchise (1)(2)(3)(4)                       2.270%             06/05/2018          1,919,051                  155,386
      Falcon Franchise (2)                                7.074%             01/05/2025            250,000                  250,133
      Orion Ltd. CDO (1)(4)                               8.830%             09/10/2046            709,280                  710,167
                                                                                                                    ---------------
                                                                                                                          3,977,434

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,639,897)                                                                3,977,434
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (22.8%)
      Banc of America                                     4.429%             11/10/2039            560,000                  540,580
      Capco America Securitization Corp. (1)(2)(3)        1.685%             10/15/2030         17,303,205                  403,303
      Collateralized Mortgage Securities                  9.450%             02/01/2017             21,746                   22,796
      Commercial Mortgage (1)(2)                          7.173%             02/14/2034            420,000                  447,449
      CS First Boston Mortgage Securities                 6.300%             11/11/2030            171,065                  174,209
      Entertainment Properties Trust (2)                  6.223%             02/15/2018            211,000                  215,486
      Fannie Mae-Aces (1)(3)(4)                           0.012%             06/17/2040         18,238,100                   31,370
      FFCA Secured Lending (2)                            7.810%             10/18/2025            465,000                  431,386
      FHLMC                                               4.500%             10/01/2017            185,443                  174,692
      FHLMC                                               5.500%             10/15/2034            510,000                  498,450
      FNMA (3)                                            1.120%             02/25/2035          3,623,545                   80,892
      GMAC Mortgage Corp. Loan Trust (1)                  4.302%             12/19/2033            530,000                  495,371
      GNMA TRUST (3)                                      1.132%             01/16/2042          7,208,292                  279,646
      JP Morgan Commerical Mortgage                       4.475%             07/15/2041            676,231                  658,950
      LB Commercial Conduit Mortgage Trust (3)            0.900%             10/25/2026          7,172,415                   26,875
      LB-UBS Commercial Mortgage                          4.333%             02/15/2037          1,014,000                  953,191
      Legg Mason (2)                                      2.865%             07/25/2021             90,415                   87,656
      Lehman Brothers (1)(2)                              6.730%             06/14/2017            500,000                  444,802
      LNR CDO Ltd. (2)(4)                                 7.590%             05/28/2043            695,000                  727,651
      Merrill Lynch Mortgage Investments (3)              0.813%             11/15/2026         24,702,556                1,100,153
      Merrill Lynch Mortgage Investments                  6.480%             11/15/2026            583,815                  591,272
      Mortgage Capital Funding                            6.423%             06/18/2030            333,029                  336,870
      Washington Mutual (1)                               5.629%             01/25/2036            802,088                  794,368
                                                                                                                    ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                 9,517,418
(IDENTIFIED COST $9,996,530)                                                                                        ---------------

CORPORATE BONDS (39.5%)
FINANCE-BANKING (8.0%)
      Centura Bank                                        6.500%             03/15/2009            195,000                  199,325
      Centura Capital Trust (2)                           8.845%             06/01/2027            350,000                  371,973
      Colonial Bank NA Montgomery AL                      9.375%             06/01/2011            240,000                  271,973
      Comerica Bank                                       8.375%             07/15/2024            300,000                  347,225
      First Horizon National                              4.500%             05/15/2013            330,000                  307,293
      First Massachusetts Bank                            7.625%             06/15/2011            525,000                  573,710
      HSBC                                                5.313%             09/29/2049            200,000                  176,101
      Marshall & Iisley (6)                               5.400%             10/15/2028            275,000                  262,652
      Nations Bank (7)                                    0.000%             07/17/2028          1,800,000                  403,245
      Provident Capital Trust                             8.600%             12/01/2026            400,000                  418,270
                                                                                                                    ---------------
                                                                                                                          3,331,767
FINANCE-BROKER RELATED (BROKERAGE) (6.6%)
      Goldman Sachs Group                                 6.345%             02/15/2034            375,000                  372,612
      Jefferies Group                                     6.250%             01/15/2036            270,000                  260,494
      JP Morgan & Co (7)                                  0.000%             07/01/2027          2,133,000                  430,275
      Lehman Brothers Holdings                            5.750%             04/25/2011            280,000                  283,169
      Lehman Brothers Holdings (1)                        6.730%             06/10/2014            755,000                  745,185
      Merrill Lynch & Co                                  6.220%             09/15/2026            350,000                  356,036
      Merrill Lynch & Co. (7)                             0.000%             03/20/2028          1,300,000                  287,908
                                                                                                                    ---------------
                                                                                                                          2,735,679

                                                        INTEREST              MATURITY         PRINCIPAL
DESCRIPTION                                               RATE                 DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINANCE-OTHER (7.7%)
      American General                                    8.500%             07/01/2030            280,000                  360,037
      JPM Capital Trust I                                 7.540%             01/15/2027            335,000                  347,788
      MBIA Global Funding (2)                             4.375%             03/15/2010            345,000                  336,603
      Nationwide Mutual Insurance (2)                     6.600%             04/15/2034            480,000                  472,803
      New England Mutual Life Insurance (2)               7.875%             02/15/2024            725,000                  883,129
      The PMI Group                                       6.625%             09/15/2036            790,000                  800,833
                                                                                                                    ---------------
                                                                                                                          3,201,193
HEALTH CARE PROVIDERS & SERVICES (0.6%)
      AmerisourceBergen                                   5.625%             09/15/2012            245,000                  240,823
                                                                                                                    ---------------
INDUSTRIAL-BASIC (1.5%)
      BHP Finance                                         6.750%             11/01/2013            290,000                  312,877
      Ingersoll Rand                                      6.130%             11/18/2027            300,000                  318,602
                                                                                                                    ---------------
                                                                                                                            631,479
INDUSTRIAL-ENERGY (4.9%)
      Diamond Shamrock                                    7.650%             07/01/2026            650,000                  744,238
      Enron Oil & Gas                                     6.650%             04/01/2028            335,000                  348,294
      Premcor Refining                                    9.500%             02/01/2013            520,000                  566,622
      Premcor Refining                                    7.500%             06/15/2015            375,000                  391,831
                                                                                                                    ---------------
                                                                                                                          2,050,985
INDUSTRIAL-HEALTH CARE (0.7%)
      Bayer Corp (2)                                      6.200%             02/15/2008            290,000                  291,250
                                                                                                                    ---------------
INDUSTRIAL-MEDIA CABLE (0.6%)
      Comcast Corp                                        7.050%             03/15/2033            250,000                  267,707
                                                                                                                    ---------------
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.6%)
      Yum! Brands                                         7.700%             07/01/2012            625,000                  684,284
                                                                                                                    ---------------
INDUSTRIAL-RETAILERS (1.7%)
      JC Penney Corp                                      7.400%             04/01/2037            650,000                  704,318
                                                                                                                    ---------------
INDUSTRIAL-TECHNOLOGY (1.1%)
      IBM                                                 7.000%             10/30/2025            410,000                  469,390
                                                                                                                    ---------------
INDUSTRIAL-TRANSPORTATION (1.1%)
      Southwest Airlines                                  7.375%             03/01/2027            406,000                  457,091
                                                                                                                    ---------------
INSURANCE (1.8%)
      Allied World Assurance Holdings Ltd.                7.500%             08/01/2016            435,000                  460,688
      Odyssey Re Holdings Corp.                           6.875%             05/01/2015            300,000                  287,725
                                                                                                                    ---------------
                                                                                                                            748,413
UTILITIES (1.6%)
      Constellation Energy Group                          4.550%             06/15/2015            585,000                  539,208
      Entergy Ark                                         4.500%             06/01/2010            150,000                  145,338
                                                                                                                    ---------------
                                                                                                                            684,546

TOTAL CORPORATE BONDS (IDENTIFIED COST $16,525,706)                                                                      16,498,925
                                                                                                                    ---------------

MUNICIPAL BONDS (0.5%)
      Fort Walton Defense Housing (7)                     0.000%             10/15/2009            250,000                  209,855
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $217,752)                                                                            209,855
                                                                                                                    ---------------

U.S. GOVERNMENT AGENCY SECURITIES (25.7%)
FEDERAL FARM CREDIT BANK (FFCB) (1.2%)
      FFCB                                                4.000%             08/26/2008            500,000                  490,691
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK (FHLB) (6.9%)
      FHLB                                                4.250%             06/24/2013            300,000                  285,502
      FHLB                                                4.375%             07/16/2013            550,000                  526,363
      FHLB (6)                                            5.000%             07/23/2013            650,000                  638,357
      FHLB                                                6.045%             05/12/2014            300,000                  320,166
      FHLB                                                4.300%             07/23/2014            500,000                  473,046
      FHLB (6)                                            5.500%             07/02/2015            360,000                  344,723
      FHLB (6)                                            4.000%             08/06/2018            300,000                  291,097
                                                                                                                    ---------------
                                                                                                                          2,879,254

                                                        INTEREST              MATURITY         PRINCIPAL
DESCRIPTION                                               RATE                 DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (7.6%)
      FHLMC                                               4.000%             07/16/2010            400,000                  386,764
      FHLMC                                               4.250%             05/22/2013            100,000                   96,059
      FHLMC (7)                                           0.000%             07/15/2014          1,000,000                  683,369
      FHLMC                                               5.550%             10/30/2017            725,000                  705,749
      FHLMC                                               5.000%             03/27/2018            190,000                  180,243
      FHLMC                                               5.000%             06/11/2018            450,000                  426,175
      FHLMC (6)                                           7.000%             07/18/2018            389,000                  379,413
      FHLMC                                               5.000%             07/23/2018            310,000                  296,024
                                                                                                                    ---------------
                                                                                                                          3,153,796
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.1%)
      FNMA                                                6.875%             09/24/2012            500,000                  506,966
      FNMA                                                4.350%             07/02/2013            325,000                  310,843
      FNMA (6)                                            4.000%             12/30/2014            195,000                  190,302
      FNMA                                                5.500%             07/30/2025            450,000                  430,232
      FNMA                                                6.625%             11/15/2030            240,000                  288,180
                                                                                                                    ---------------
                                                                                                                          1,726,523
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (1.1%)
      FNMA                                                5.500%             05/01/2036            472,006                  469,344
                                                                                                                    ---------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.4%)
      Small Business Administration                       4.640%             05/01/2023            590,857                  574,502
                                                                                                                    ---------------
STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.9%)
      SLMA (7)                                            0.000%             05/15/2014          1,600,000                  790,320
                                                                                                                    ---------------
U.S. TREASURY BONDS (1.5%)
      U.S. Treasury Bond                                  7.875%             02/15/2021             50,000                   65,707
      U.S. Treasury Bond                                  4.500%             02/15/2036            600,000                  574,922
                                                                                                                    ---------------
                                                                                                                            640,629

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                  10,725,059
(IDENTIFIED COST $10,701,425)                                                                                       ---------------


SHORT TERM INVESTMENTS (1.3%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED              4.800%             10/02/2006            519,742                  519,742
      09/30/06 (Repurchase Value $519,950                                                                           ---------------
      collateralized by U.S. Government Agency
      Securities) (8)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $519,742)                                                                     519,742
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.3%) (IDENTIFIED COST $42,601,052) (5)                                                             41,448,433

TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                                                  288,169

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    41,736,602
                                                                                                                    ===============

(1) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Interest only security.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5) See Note 6 for important tax information.
(6) Represents a step bond. Rate disclosed is as of September 30, 2006.
(7) Represents a zero coupon bond.
(8) See Note 9 for collateral information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Short-Intermediate Fixed-Income Fund

Schedule of Investments, September 30, 2006 (Unaudited)

                                                          INTEREST            MATURITY         PRINCIPAL
DESCRIPTION                                                 RATE               DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.3%)
ASSET-BACKED SECURITIES (AUTO LOANS) (0.1%)
      Lai Vehicle Lease Securities Trust (1)                2.580%           10/15/2009        $    90,976          $        90,803
                                                                                                                    ---------------

ASSET-BACKED SECURITIES (OTHER) (4.2%)
      Captec Franchise Trust (4)                            1.113%           10/25/2018         27,660,753                  790,793
      CDO Repackaging Trust (1)(3)                          7.307%           01/17/2036            966,659                  966,659
      CNL Funding (1)(3)(4)                                 1.725%           09/18/2012         13,319,786                  568,089
      Falcon Franchise Loan (2)(3)(4)                       2.730%           01/05/2023          1,487,646                  190,243
      Falcon Franchise Loan (2)                             6.067%           01/05/2023            845,551                  849,171
      Falcon Franchise Loan (2)                             4.856%           01/01/2025            325,520                  318,192
      Falcon Franchise (1)(3)(4)                            2.270%           06/05/2018          1,919,051                  155,385
      Marlin Leasing Receivables LLC (1)(2)                 3.360%           06/15/2007             19,580                   19,561
      Orion Ltd. CDO (1)(3)                                 8.830%           09/10/2046            396,800                  397,296
      PNC Mortgage                                          7.050%           10/12/2033             34,016                   34,121
                                                                                                                    ---------------
                                                                                                                          4,289,510

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,072,723)                                                                4,380,313
                                                                                                                    ---------------

COLLATERALIZED DEBT OBLIGATIONS (0.6%)
      PreTSL Inc XIII (2)(3)                                4.630%           03/24/2034            650,000                  626,438
                                                                                                                    ---------------

TOTAL COLLATERALIZED DEBT OBLIGATIONS (IDENTIFIED COST $637,000)                                                            626,438
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (20.0%)
      Asset Securitization                                  7.100%           08/13/2029             78,892                   79,450
      Asset Securitization                                  7.384%           08/13/2029            865,000                  880,223
      Asset Securitization (3)                              7.560%           01/13/2030          1,200,000                1,206,320
      Banc of America Large Loan (3)                        8.330%           03/15/2022          1,000,000                  986,008
      Banc of America SST                                   6.274%           10/11/2033          1,000,000                1,032,329
      Banc of America                                       4.429%           11/10/2039            560,000                  540,580
      Comm002-FL7 G3 (2)(3)                                 7.180%           11/15/2014          1,500,000                1,500,339
      Commercial Mortgage (2)(3)                            7.173%           02/14/2034            450,000                  479,409
      Commercial Mortgage Acceptance (3)                    6.645%           12/15/2030          1,000,000                1,012,959
      CS First Boston Mortgage Securities                   6.300%           11/11/2030            650,997                  662,960
      Entertainment Properties Trust (2)                    6.223%           02/15/2018            400,000                  408,505
      Fannie Mae-Aces (1)(3)(4)                             0.012%           06/17/2040         36,102,078                   62,096
      FHLB                                                  5.375%           02/15/2007            325,000                  325,045
      FHLB (7)                                              4.000%           05/28/2008            500,000                  495,060
      FHLMC                                                 4.500%           10/01/2017            370,886                  349,384
      FHLMC                                                 5.500%           10/15/2034          1,210,000                1,182,596
      First Union National Bank Commercial Mortgage         6.423%           08/15/2033            500,000                  524,312
      FNMA (3)(4)                                           1.120%           02/25/2035          4,986,245                  111,313
      GE Capital Commercial Mortgage                        6.496%           01/15/2033            300,000                  313,497
      GMAC Commercial Mortgage Securities                   6.590%           05/15/2033            160,000                  164,684
      GMAC Mortgage Corp. Loan Trust (3)                    4.302%           12/19/2033          1,000,000                  934,663
      GNMA TRUST IO (3)(4)                                  1.132%           01/16/2042         16,763,932                  650,357
      GNMA                                                  3.360%           08/16/2022            401,809                  386,774
      Gov't Lease Trust                                     4.000%           05/18/2011            877,041                  839,144
      Harborview Mortgage Loan Trust                        2.975%           06/19/2034            168,015                  164,785
      JP Morgan Commerical Mortgage                         3.144%           07/12/2037             43,522                   43,428
      LB-UBS Commercial Mortgage                            4.071%           09/15/2026            517,680                  505,071
      Legg Mason (2)                                        2.865%           07/25/2021            122,326                  118,594
      Lehman Brothers (2)(3)                                6.730%           06/14/2017            750,000                  667,202
      Morgan Stanley Capital I (2)(3)                       6.920%           06/03/2030          1,000,000                1,003,602
      Rally CDO Ltd. (1)(2)(3)                              6.499%           03/30/2010          1,000,000                1,000,000
      Washington Mutual (3)                                 5.629%           01/25/2036          1,584,494                1,569,243
                                                                                                                    ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                20,199,932
(IDENTIFIED COST $20,845,802)                                                                                       ---------------

                                                          INTEREST            MATURITY         PRINCIPAL
DESCRIPTION                                                 RATE               DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (23.1%)
COMMERCIAL BANKS (0.2%)
      Deutsche Bank                                         5.000%           09/28/2007            250,000                  249,139
                                                                                                                    ---------------
FINANCE-BANKING (7.1%)
      Bank of America                                       4.750%           10/15/2006            250,000                  249,947
      Bank of America                                       4.700%           03/15/2007            500,000                  497,452
      Bayerische Landesbank                                 5.875%           12/01/2008            500,000                  507,255
      Centura Bank                                          6.500%           03/15/2009            250,000                  255,545
      Centura Capital Trust (2)                             8.845%           06/01/2027            460,000                  488,879
      Citicorp                                              7.000%           07/01/2007            200,000                  202,114
      Comerica Bank                                         7.250%           06/15/2007            300,000                  303,888
      First Union Corp                                      6.300%           04/15/2008            100,000                  101,495
      HSBC Finance                                          7.650%           05/15/2007            775,000                  785,322
      HSBC Finance                                          7.750%           09/15/2022            300,000                  303,389
      M&T Bank (2)(3)                                       3.850%           04/01/2013          1,000,000                  981,012
      Provident Capital Trust                               8.600%           12/01/2026            515,000                  538,523
      Rabobank Nederland                                    4.125%           08/25/2008            750,000                  743,160
      Royal Bank of Canada (3)                              3.500%           04/14/2008            500,000                  435,000
      Washington Mutual                                     8.250%           04/01/2010            750,000                  814,219
                                                                                                                    ---------------
                                                                                                                          7,207,200
FINANCE-BROKER RELATED (BROKERAGE) (1.7%)
      J.P. Morgan                                           6.250%           01/15/2009            227,000                  231,257
      Lehman Brothers Holdings                              5.750%           04/25/2011            415,000                  419,697
      Morgan Stanley Finance                                8.030%           02/28/2017          1,000,000                1,034,751
                                                                                                                    ---------------
                                                                                                                          1,685,705
FINANCE-OTHER (5.8%)
      Associates Corp                                       6.875%           11/15/2008          1,000,000                1,033,310
      AXA Financial                                         6.500%           04/01/2008            796,000                  809,086
      CIT Group                                             4.150%           03/15/2007            500,000                  495,640
      CIT Group                                             4.125%           11/03/2009            500,000                  484,608
      Dis-Crave (1)                                         6.850%           01/10/2007            299,916                  299,556
      General Electric Capital Corp.                        5.720%           08/22/2011            500,000                  504,364
      General Electric                                      5.310%           02/01/2011          1,000,000                  993,195
      JPM Capital Trust I                                   7.540%           01/15/2027            500,000                  519,087
      MBIA Global Funding (2)                               4.375%           03/15/2010            460,000                  448,805
      Transamerica                                          9.375%           03/01/2008            250,000                  261,057
                                                                                                                    ---------------
                                                                                                                          5,848,708
FOOD & STAPLES RETAILING (1.0%)
      Kroger Co.                                            7.250%           06/01/2009          1,000,000                1,044,664
                                                                                                                    ---------------
HEALTH CARE PROVIDERS & SERVICES (1.0%)
      AmerisourceBergen                                     5.625%           09/15/2012          1,000,000                  982,950
                                                                                                                    ---------------
INDUSTRIAL-AUTOMOTIVE (0.5%)
      Daimler Chrysler Holdings                             6.100%           10/15/2006            500,000                  499,875
                                                                                                                    ---------------
INDUSTRIAL-CAPITAL GOODS (0.7%)
      Cargill (2)                                           6.150%           02/25/2008            650,000                  655,864
      PPG Industries                                        6.500%           11/01/2007              2,000                    2,013
                                                                                                                    ---------------
                                                                                                                            657,877
INDUSTRIAL-ENERGY (1.3%)
      EOG Resources                                         6.500%           12/01/2007            300,000                  302,827
      Premcor Refining                                      9.500%           02/01/2013            610,000                  664,691
      Premcor Refining                                      7.500%           06/15/2015            360,000                  376,158
                                                                                                                    ---------------
                                                                                                                          1,343,676
INDUSTRIAL-HEALTH CARE (0.5%)
      Bayer Corp (2)                                        6.200%           02/15/2008            500,000                  502,155
                                                                                                                    ---------------
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.0%)
      Yum! Brands                                           7.700%           07/01/2012            925,000                1,012,740
                                                                                                                    ---------------
INDUSTRIAL-TECHNOLOGY (0.4%)
      Reynolds & Reynolds                                   7.000%           12/15/2006            375,000                  374,408
                                                                                                                    ---------------
INDUSTRIAL-TRANSPORTATION (0.6%)
      Norfolk Southern                                      7.350%           05/15/2007             87,000                   87,953
      Norfolk Southern                                      5.257%           09/17/2014            455,000                  452,276
      Union Pacific                                         8.660%           07/02/2011             74,001                   79,931
                                                                                                                    ---------------
                                                                                                                            620,160
UTILITIES (1.3%)
      Entergy Ark                                           4.500%           06/01/2010            550,000                  532,905
      Midamerican Energy                                    7.520%           09/15/2008            105,000                  109,060
      Monongahela Power                                     5.000%           10/01/2006            650,000                  650,000
                                                                                                                    ---------------
                                                                                                                          1,291,965

TOTAL CORPORATE BONDS (IDENTIFIED COST $23,653,378)                                                                      23,321,222
                                                                                                                    ---------------

                                                          INTEREST            MATURITY         PRINCIPAL
DESCRIPTION                                                 RATE               DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES (49.8%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.0%)
      HUD                                                   6.330%           08/01/2013          1,000,000                1,017,683
                                                                                                                    ---------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.0%)
      FAMC                                                  5.900%           03/03/2009          1,000,000                1,020,806
                                                                                                                    ---------------
FEDERAL FARM CREDIT BANK (FFCB) (1.2%)
      FFCB                                                  3.375%           09/24/2007            200,000                  196,644
      FFCB                                                  4.000%           08/26/2008            500,000                  490,690
      FFCB                                                  6.320%           10/12/2010            325,000                  340,957
      FFCB                                                  4.875%           09/24/2012            150,000                  146,890
                                                                                                                    ---------------
                                                                                                                          1,175,181
FEDERAL HOME LOAN BANK (FHLB) (21.0%)
      FHLB (3)                                              3.000%           11/20/2006          1,000,000                  996,930
      FHLB                                                  4.875%           05/15/2007            830,000                  827,953
      FHLB                                                  7.325%           05/30/2007            250,000                  253,285
      FHLB (3)                                              0.000%           10/01/2007          1,000,000                  916,600
      FHLB                                                  6.200%           10/10/2007            200,000                  201,168
      FHLB (7)                                              4.000%           03/18/2008          1,000,000                  991,434
      FHLB (7)                                              3.625%           04/25/2008          1,000,000                  984,485
      FHLB                                                  5.000%           05/12/2008          2,600,000                2,599,558
      FHLB (3)                                              0.010%           07/17/2008          1,000,000                  911,373
      FHLB (7)                                              3.500%           07/30/2008          1,000,000                  981,651
      FHLB (7)                                              3.650%           09/22/2008            500,000                  487,299
      FHLB (3)                                              3.648%           09/29/2008            350,000                  346,752
      FHLB                                                  4.000%           01/28/2009            395,000                  386,226
      FHLB                                                  4.600%           02/05/2009          1,000,000                  990,692
      FHLB (7)                                              3.500%           09/24/2009            400,000                  391,763
      FHLB (7)                                              3.500%           09/30/2009            400,000                  390,594
      FHLB                                                  5.300%           01/12/2010          1,000,000                  995,553
      FHLB (7)                                              4.250%           01/27/2010            125,000                  123,804
      FHLB                                                  4.500%           03/16/2010            500,000                  498,280
      FHLB (7)                                              4.500%           05/25/2010            500,000                  495,088
      FHLB                                                  4.125%           08/13/2010          1,035,000                1,004,992
      FHLB                                                  5.125%           11/01/2010          1,000,000                  999,688
      FHLB (7)                                              5.250%           03/29/2011          1,000,000                  998,120
      FHLB                                                  6.300%           06/21/2011             75,000                   75,004
      FHLB (7)                                              3.500%           07/15/2011            185,000                  178,662
      FHLB (7)                                              3.000%           09/30/2011          1,000,000                  992,933
      FHLB (7)                                              4.000%           06/11/2013          1,000,000                  982,729
      FHLB (7)                                              5.000%           07/23/2013            500,000                  491,044
      FHLB (7)                                              4.500%           07/30/2018            350,000                  338,345
      FHLB (7)                                              4.000%           08/06/2018            350,000                  339,613
                                                                                                                    ---------------
                                                                                                                         21,171,618
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (6.6%)
      FHLMC                                                 3.100%           05/27/2008            500,000                  485,136
      FHLMC (7)                                             3.750%           06/23/2008          1,000,000                  985,197
      FHLMC                                                 3.150%           11/20/2008          1,000,000                  963,485
      FHLMC                                                 5.000%           01/30/2009            850,000                  847,577
      FHLMC (7)                                             4.000%           03/16/2009          1,000,000                  982,523
      FHLMC                                                 4.000%           12/15/2009             60,000                   58,250
      FHLMC                                                 4.000%           07/16/2010            500,000                  483,455
      FHLMC                                                 6.000%           08/07/2013          1,000,000                1,020,674
      FHLMC (7)                                             4.000%           04/22/2014            485,000                  479,102
      FHLMC (7)                                             4.750%           07/30/2018            415,000                  401,313
                                                                                                                    ---------------
                                                                                                                          6,706,712
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.2%)
      FNMA (7)                                              3.000%           04/01/2008            100,000                   98,047
      FNMA                                                  4.000%           03/03/2009            100,000                   97,771
      FNMA (7)                                              4.375%           12/29/2010             30,000                   29,596
      FNMA (7)                                              4.250%           02/10/2011          2,225,000                2,188,392
      FNMA (7)                                              4.500%           08/18/2011            300,000                  295,762
      FNMA (7)                                              4.000%           12/30/2014            550,000                  536,750
                                                                                                                    ---------------
                                                                                                                          3,246,318

                                                          INTEREST            MATURITY         PRINCIPAL
DESCRIPTION                                                 RATE               DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (0.9%)
      FNMA                                                  7.000%           12/01/2008              6,200                    6,248
      FNMA                                                  5.500%           05/01/2036            939,146                  933,849
                                                                                                                    ---------------
                                                                                                                            940,097
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.5%)
      Small Business Administration                         8.017%           02/10/2010            769,939                  814,337
      Small Business Administration                         4.640%           05/01/2023            671,246                  652,666
                                                                                                                    ---------------
                                                                                                                          1,467,003
U.S. TREASURY NOTES (13.4%)
      U.S. Treasury Note                                    4.000%           09/30/2007          2,000,000                1,981,954
      U.S. Treasury Note                                    3.125%           04/15/2009          10,000,000               9,643,750
      U.S. Treasury Note                                    4.375%           12/15/2010          1,000,000                  991,719
      U.S. Treasury Note                                    4.500%           02/28/2011            940,000                  936,475
                                                                                                                    ---------------
                                                                                                                         13,553,898

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                  50,299,316
(IDENTIFIED COST $50,615,444)                                                                                       ---------------



SHORT TERM INVESTMENTS (3.6%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006          3,602,864                3,602,864
      (Repurchase Value $3,604,305 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (6)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $3,602,864)                                                                 3,602,864
                                                                                                                    ---------------

TOTAL INVESTMENTS  (101.4%) (IDENTIFIED COST $104,427,211) (5)                                                          102,430,085

TOTAL LIABILITIES LESS OTHER ASSETS (-1.4%)                                                                              (1,388,901)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $   101,041,184
                                                                                                                    ===============

(1) Fair valued security under procedures established by the Fund's Board of Directors.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(4) Interest only security.
(5) See Note 6 for Important Tax Inormation
(6) See Note 9 for collateral Information.
(7) Represents a step bond. Rate disclosed is as of September 30, 2006.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Mortgage Securities Fund

Schedule of Investments, September 30, 2006 (Unaudited)

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.5%)
      TMS SBA Loan Trust (1999 1-A) (1)                     6.050%           07/15/2025         $  250,852          $       249,291
                                                                                                                    ---------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $250,837)                                                                    249,291
                                                                                                                    ---------------

PROJECT LOANS (0.0%)
      Merrill Lynch 42 (6)                                  7.430%           09/01/2022              2,665                    2,690
                                                                                                                    ---------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,720)                                                                                  2,690
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (73.0%)
COLLATERALIZED MORTGAGE OBLIGATIONS-OTHER (11.6%)
      Banc of America Alternative Loan Trust (2003-10 6A2)  5.500%           12/25/2018            235,244                  231,308
      Banc of America Alternative Loan Trust (2004-3 4A1)   5.000%           04/25/2019            328,008                  320,320
      Countrywide Alternative Loan Trust (2004-J2A1)        6.500%           03/25/2034            144,791                  146,445
      Countrywide Home Loan Mortgage Pass Through Trust     5.000%           05/25/2019            215,892                  213,277
      CS First Boston Mortgage Securities Corp.             5.250%           10/25/2019            173,303                  172,383
      FHLMC - Strip (2)                                     5.500%           08/01/2035            854,839                  207,418
      FHLMC (1)                                             6.450%           05/15/2036          1,061,155                1,094,644
      FHLMC                                                 4.000%           10/15/2018            640,000                  586,195
      FHLMC                                                 5.500%           05/15/2034            200,000                  195,667
      FHLMC                                                 5.500%           08/15/2034            100,000                   98,017
      FHLMC                                                 5.500%           11/15/2034            300,000                  296,072
      FHLMC                                                 5.500%           01/15/2035            500,000                  492,615
      FNMA - Strip (344:1) (3)(4)                           0.000%           11/01/2033            448,979                  347,565
      FNMA (2005-70 NA)                                     5.500%           08/25/2035            187,974                  188,244
      FNMA                                                  5.500%           10/25/2032            200,000                  198,235
      Lehman Mortgage Trust                                 5.500%           12/25/2035            400,146                  400,375
      Master Asset Securitization Trust                     5.250%           08/25/2019            116,849                  114,914
      Washington Mutual                                     5.000%           11/25/2018             96,068                   95,010
      Wells Fargo Mortgage Backed Securities Trust          5.000%           08/25/2019            113,838                  111,628
                                                                                                                    ----------------
                                                                                                                          5,510,332
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (17.9%)
      FHLMC Arm (1)                                         5.787%           05/01/2036            588,867                  590,768
      FHLMC GOLD                                            5.500%           07/01/2021            299,999                  299,821
      FHLMC GOLD                                            6.500%           08/01/2036             54,771                   55,793
      FHLMC GOLD                                            6.500%           09/01/2036            545,229                  555,411
      FHLMC                                                 6.000%           01/01/2013              4,206                    4,241
      FHLMC                                                 6.000%           02/01/2013             13,349                   13,461
      FHLMC                                                 6.000%           03/01/2013             50,238                   50,658
      FHLMC                                                 6.000%           04/01/2013            184,101                  185,651
      FHLMC                                                 6.000%           05/01/2013              4,426                    4,463
      FHLMC                                                 6.000%           08/01/2013             73,211                   73,828
      FHLMC                                                 6.000%           09/01/2013             74,168                   74,794
      FHLMC                                                 5.500%           11/01/2013              3,658                    3,673
      FHLMC                                                 6.000%           11/01/2013             96,762                   97,578
      FHLMC                                                 5.500%           12/01/2013             22,306                   22,398
      FHLMC                                                 6.000%           12/01/2013              4,556                    4,595
      FHLMC                                                 5.500%           02/01/2014              1,871                    1,879
      FHLMC                                                 5.500%           03/01/2014             15,530                   15,571
      FHLMC                                                 5.500%           04/01/2014              3,333                    3,342
      FHLMC                                                 6.000%           04/01/2014            171,291                  173,720
      FHLMC                                                 5.500%           05/01/2014              2,733                    2,740
      FHLMC                                                 6.000%           05/01/2014             96,850                   98,223
      FHLMC                                                 6.000%           07/01/2014             16,559                   16,751
      FHLMC                                                 7.500%           09/01/2014             22,671                   23,495
      FHLMC                                                 7.000%           06/01/2015              1,055                    1,083
      FHLMC                                                 7.500%           07/01/2015              1,672                    1,741
      FHLMC                                                 6.000%           05/01/2016              7,176                    7,280
      FHLMC                                                 6.000%           06/01/2016             42,691                   43,308
      FHLMC                                                 5.500%           02/15/2017            600,000                  603,457
      FHLMC                                                 5.000%           08/01/2017             22,746                   22,428
      FHLMC                                                 5.500%           08/01/2017            123,159                  123,399
      FHLMC                                                 5.500%           09/01/2017              7,657                    7,672
      FHLMC                                                 6.000%           09/01/2017              7,049                    7,151
      FHLMC                                                 5.500%           09/15/2017            500,000                  503,515
      FHLMC                                                 5.000%           10/01/2017             91,240                   89,933
      FHLMC                                                 5.500%           01/01/2018             42,769                   42,852
      FHLMC                                                 5.000%           04/01/2018             53,216                   52,427

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      FHLMC                                                 4.500%           05/01/2018          1,438,135                1,390,122
      FHLMC                                                 5.000%           05/01/2018             88,123                   86,829
      FHLMC                                                 4.500%           08/01/2018            620,815                  599,902
      FHLMC                                                 5.500%           08/01/2018             12,797                   12,818
      FHLMC                                                 5.000%           10/01/2018             16,240                   15,999
      FHLMC                                                 4.500%           11/01/2018            310,483                  299,983
      FHLMC                                                 4.500%           12/01/2018            267,646                  258,590
      FHLMC                                                 4.500%           01/01/2019            151,248                  146,131
      FHLMC                                                 4.500%           01/01/2020             93,692                   90,394
      FHLMC                                                 4.500%           07/01/2020            280,630                  270,442
      FHLMC                                                 8.000%           07/01/2024             58,632                   61,803
      FHLMC                                                 8.000%           08/01/2024              2,368                    2,496
      FHLMC                                                 8.000%           06/01/2025                 30                       32
      FHLMC                                                 8.000%           07/01/2025             50,680                   53,383
      FHLMC                                                 8.000%           09/01/2025                415                      438
      FHLMC                                                 8.000%           11/01/2025              1,367                    1,441
      FHLMC                                                 8.000%           12/01/2025              5,651                    5,952
      FHLMC                                                 8.000%           01/01/2026                498                      525
      FHLMC                                                 7.000%           05/01/2026              7,444                    7,678
      FHLMC                                                 8.000%           06/01/2026             10,198                   10,747
      FHLMC                                                 7.000%           09/01/2027                397                      410
      FHLMC                                                 5.500%           01/01/2029             24,993                   24,782
      FHLMC                                                 6.000%           01/01/2029             69,219                   69,970
      FHLMC                                                 6.000%           02/01/2029             63,885                   64,578
      FHLMC                                                 7.000%           04/01/2029                347                      358
      FHLMC                                                 6.000%           05/01/2029            115,171                  116,369
      FHLMC                                                 7.000%           07/01/2029             16,593                   17,109
      FHLMC                                                 7.000%           10/01/2029             36,455                   37,588
      FHLMC                                                 7.000%           11/01/2029             15,096                   15,565
      FHLMC                                                 7.000%           12/01/2029              2,211                    2,280
      FHLMC                                                 7.000%           01/01/2030             37,636                   38,805
      FHLMC                                                 7.000%           04/01/2030                149                      154
      FHLMC                                                 7.000%           09/01/2030             19,271                   19,854
      FHLMC                                                 7.000%           10/01/2030              2,879                    2,966
      FHLMC                                                 7.500%           10/01/2030              1,151                    1,193
      FHLMC                                                 7.000%           11/01/2030              2,378                    2,450
      FHLMC                                                 7.000%           05/01/2031             15,632                   16,092
      FHLMC                                                 7.000%           06/01/2031              5,467                    5,628
      FHLMC                                                 7.000%           07/01/2031              9,699                    9,984
      FHLMC                                                 7.000%           08/01/2031                937                      964
      FHLMC                                                 7.000%           09/01/2031             12,166                   12,524
      FHLMC                                                 7.000%           10/01/2031              1,262                    1,299
      FHLMC                                                 7.000%           11/01/2031             15,102                   15,546
      FHLMC                                                 6.000%           01/01/2032             27,674                   27,922
      FHLMC                                                 5.500%           02/01/2032             16,871                   16,709
      FHLMC                                                 5.500%           04/01/2032            107,892                  106,775
      FHLMC                                                 7.000%           04/01/2032              5,765                    5,935
      FHLMC                                                 7.000%           05/01/2032            123,221                  126,829
      FHLMC (5)                                             6.500%           07/01/2032            413,498                  422,792
      FHLMC                                                 7.000%           07/01/2032              4,486                    4,617
      FHLMC                                                 6.500%           08/01/2032             88,204                   90,187
      FHLMC                                                 7.000%           09/01/2033             16,461                   16,943
                                                                                                                    ---------------
                                                                                                                          8,489,982
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (42.4%)
      FNMA Arm (1)                                          6.046%           08/01/2036            398,526                  402,749
      FNMA Arm (1)                                          6.187%           08/01/2036            597,569                  603,361
      FNMA                                                  6.500%           02/01/2012             12,875                   13,141
      FNMA                                                  6.500%           10/01/2013             33,087                   33,772
      FNMA                                                  5.500%           07/01/2014             35,179                   35,335
      FNMA                                                  6.500%           05/01/2016             54,566                   55,785
      FNMA                                                  6.500%           06/01/2016             11,364                   11,617
      FNMA                                                  6.500%           07/01/2016             37,703                   38,545
      FNMA                                                  6.500%           09/01/2016             49,884                   50,999
      FNMA                                                  5.500%           10/01/2016             46,681                   46,814
      FNMA                                                  5.500%           10/01/2017             18,670                   18,711
      FNMA                                                  5.000%           11/01/2017             76,526                   75,456
      FNMA                                                  5.500%           12/01/2017             39,045                   39,131
      FNMA                                                  4.500%           01/01/2018             43,411                   42,025
      FNMA                                                  5.000%           02/01/2018             51,662                   50,906
      FNMA                                                  5.000%           05/01/2018            258,490                  254,707
      FNMA                                                  5.000%           08/01/2018             57,951                   57,103

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      FNMA                                                  5.000%           09/01/2018            848,930                  836,504
      FNMA                                                  5.000%           10/01/2018            548,306                  540,281
      FNMA                                                  5.000%           12/01/2018          1,252,894                1,235,265
      FNMA                                                  4.000%           06/01/2019            484,210                  458,259
      FNMA                                                  5.000%           06/01/2019          1,599,877                1,576,459
      FNMA                                                  5.500%           08/01/2019            505,786                  506,199
      FNMA                                                  6.000%           04/01/2021          3,840,740                3,900,833
      FNMA                                                  6.500%           04/01/2024              1,424                    1,459
      FNMA                                                  6.500%           11/01/2024             22,878                   23,436
      FNMA                                                  7.000%           10/01/2025             13,893                   14,340
      FNMA                                                  6.500%           04/01/2026              4,477                    4,587
      FNMA                                                  7.000%           09/01/2026              8,551                    8,826
      FNMA                                                  7.000%           04/01/2027              6,540                    6,752
      FNMA                                                  6.500%           11/01/2028             15,713                   16,100
      FNMA                                                  6.000%           01/01/2029             16,029                   16,194
      FNMA                                                  6.500%           03/01/2029             84,036                   86,103
      FNMA                                                  7.000%           03/01/2029              5,409                    5,582
      FNMA                                                  7.000%           04/01/2029             24,617                   25,383
      FNMA                                                  7.000%           05/01/2029             28,710                   29,604
      FNMA                                                  6.500%           06/01/2029              7,053                    7,226
      FNMA                                                  6.500%           07/01/2029              9,549                    9,784
      FNMA                                                  7.000%           07/01/2029              5,358                    5,525
      FNMA                                                  7.500%           09/01/2029            113,985                  118,300
      FNMA                                                  6.000%           10/01/2029             49,720                   50,233
      FNMA                                                  7.000%           11/01/2029              4,783                    4,932
      FNMA                                                  7.000%           12/01/2029              6,437                    6,638
      FNMA                                                  7.000%           01/01/2030             15,786                   16,267
      FNMA                                                  6.500%           02/01/2030             11,887                   12,161
      FNMA                                                  7.000%           02/01/2030             38,106                   39,284
      FNMA                                                  7.000%           03/01/2030              1,970                    2,030
      FNMA                                                  7.000%           11/01/2030                235                      242
      FNMA                                                  7.000%           12/01/2030             22,209                   22,886
      FNMA                                                  7.000%           01/01/2031              5,722                    5,891
      FNMA                                                  7.000%           06/01/2031             23,107                   23,789
      FNMA                                                  7.000%           07/01/2031             33,324                   34,308
      FNMA                                                  7.000%           08/01/2031             15,289                   15,740
      FNMA                                                  6.500%           09/01/2031              9,334                    9,543
      FNMA                                                  7.000%           09/01/2031             31,153                   32,084
      FNMA                                                  7.000%           10/01/2031             15,074                   15,533
      FNMA                                                  7.500%           12/01/2031              6,722                    6,955
      FNMA                                                  6.000%           02/01/2032             23,553                   23,749
      FNMA                                                  7.000%           05/01/2032              9,828                   10,116
      FNMA                                                  6.500%           07/01/2032              9,985                   10,206
      FNMA                                                  7.000%           08/01/2032             28,558                   29,392
      FNMA                                                  6.500%           01/01/2033              8,689                    8,884
      FNMA                                                  6.000%           02/01/2033              7,946                    8,004
      FNMA                                                  6.000%           06/01/2033            552,029                  556,101
      FNMA                                                  5.500%           07/01/2033             66,606                   65,805
      FNMA                                                  5.500%           08/01/2033            112,870                  111,513
      FNMA                                                  6.500%           10/01/2033             66,483                   67,851
      FNMA                                                  5.000%           11/01/2033          2,289,237                2,207,483
      FNMA (2)                                              6.000%           11/25/2033            422,550                   94,206
      FNMA                                                  5.500%           04/01/2034             23,991                   23,681
      FNMA                                                  6.500%           07/01/2034             94,461                   96,293
      FNMA                                                  6.000%           08/01/2034            385,431                  388,056
      FNMA                                                  6.500%           09/01/2034             47,933                   48,863
      FNMA                                                  6.000%           06/01/2035          1,153,907                1,162,419
      FNMA                                                  5.387%           04/01/2036            293,972                  294,104
      FNMA                                                  5.500%           04/01/2036           1,252,355               1,234,433
      FNMA                                                  5.500%           07/13/2036           2,164,106               2,136,183
                                                                                                                    ---------------
                                                                                                                         20,139,016
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-PASS-THROUGH-AGENCY (1.1%)
      GNMA                                                  5.500%           04/15/2014             77,016                   77,246
      GNMA                                                  6.000%           04/15/2014            160,252                  163,178
      GNMA                                                  6.500%           08/15/2014              7,595                    7,757
      GNMA                                                  6.000%           12/15/2016            169,203                  172,331
      GNMA                                                  8.000%           03/15/2017              2,140                    2,256
      GNMA                                                  6.500%           12/15/2023             32,281                   33,132
      GNMA                                                  8.000%           09/20/2026             59,267                   62,525
      GNMA                                                  7.500%           09/15/2027              8,346                    8,706
      GNMA                                                  7.500%           10/15/2029             14,642                   15,248
                                                                                                                    ---------------
                                                                                                                            542,379

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                34,681,709
(IDENTIFIED COST $34,802,097)                                                                                       ---------------

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BONDS (0.3%)
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.3%)
      FHLMC                                                 5.500%           11/01/2017             17,403                   17,437
      FHLMC                                                 5.500%           06/15/2036            140,000                  136,131
                                                                                                                    ---------------
                                                                                                                            153,568

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $152,900)                                                               153,568
                                                                                                                    ---------------

SHORT TERM INVESTMENTS (25.9%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006         12,293,277               12,293,277
      (Repurchase Value $12,298,194 collateralized by                                                               ---------------
      U.S. Government Agency Securities) (7)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $12,293,277)                                                               12,293,277
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.7%) (IDENTIFIED COST $47,501,831) (8)                                                             47,380,535

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                  148,366

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    47,528,901
                                                                                                                    ===============


FORWARD COMMITMENTS

                                                         INTEREST             DELIVERY          PRINCIPAL
TYPE                                                       RATE                DATE               AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2006 (COST PAYABLE $90,867,389)
FGOLD 15YR TBA                                            4.500%             10/17/2006          1,200,000          $     1,150,000
FGOLD 15YR TBA                                            5.000%             10/17/2006            800,000                  775,437
FHLMC GOLD 30YR TBA                                       6.000%             10/12/2006          8,100,000                8,140,500
FNMA 15YR TBA                                             4.500%             10/17/2006          2,500,000                2,411,720
FNMA 15YR TBA                                             5.000%             10/17/2006          7,600,000                7,467,000
FNMA 15YR TBA                                             5.500%             10/17/2006          2,500,000                2,498,438
FNMA 15YR TBA                                             6.000%             10/17/2006          1,100,000                1,116,500
FNMA 15YR TBA                                             6.500%             10/17/2006            500,000                  510,625
FNMA 30YR TBA                                             4.500%             10/12/2006          4,700,000                4,390,091
FNMA 30YR TBA                                             5.000%             10/12/2006         23,200,000               22,293,762
FNMA 30YR TBA                                             5.500%             10/12/2006         30,000,000               29,553,283
FNMA 30YR TBA                                             6.000%             10/12/2006          2,800,000                2,812,250
FNMA 30YR TBA                                             6.500%             10/12/2006          7,915,000                8,058,459
                                                                                                                    ---------------
                                                                                                                    $    91,178,065
                                                                                                                    ===============
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2006 (PROCEEDS RECEIVABLE $78,914,536)
FGOLD 15YR TBA                                            4.500%             10/17/2006         (1,800,000)              (1,733,625)
FGOLD 15YR TBA                                            5.000%             10/17/2006           (400,000)                (392,875)
FGOLD 15YR TBA                                            5.500%             10/17/2006           (500,000)                (499,531)
FHLMC GOLD 30YR TBA                                       6.000%             10/12/2006         (5,000,000)              (5,025,000)
FNMA 15YR TBA                                             4.000%             10/17/2006           (400,000)                (377,375)
FNMA 15YR TBA                                             5.000%             10/17/2006         (9,900,000)              (9,726,750)
FNMA 15YR TBA                                             5.500%             10/17/2006         (3,100,000)              (3,098,063)
FNMA 15YR TBA                                             6.000%             10/17/2006           (500,000)                (507,500)
FNMA 30YR TBA                                             4.500%             10/12/2006         (3,700,000)              (3,456,029)
FNMA 30YR TBA                                             5.000%             10/12/2006        (15,400,000)             (14,798,445)
FNMA 30YR TBA                                             5.500%             10/12/2006        (26,300,000)             (25,905,500)
FNMA 30YR TBA                                             6.000%             10/12/2006         (4,900,000)              (4,921,437)
FNMA 30YR TBA                                             6.500%             10/12/2006         (3,900,000)              (3,971,032)
FNMA 30YR TBA                                             6.500%             11/13/2006         (4,715,000)              (4,797,513)
                                                                                                                    ---------------
                                                                                                                    $   (79,210,675)
                                                                                                                    ===============

OUTSTANDING FUTURES CONTRACTS

                                                                                                                       UNREALIZED
                                                                                            UNITS PER                 APPRECIATION
TYPE                                               EXPIRATION              CONTRACTS        CONTRACT                 (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note Future (Buy)              12/19/2006                  14             1,000                 $        12,802
2 Year US Treasury Note Future (Sell)              12/29/2006                  12             2,000                          (2,836)
5 Year US Treasury Note Future (Sell)              12/29/2006                  91             1,000                         (24,956)
Fed Fund Future  (Sell)                            12/29/2006                  57             4,167                         (20,883)
                                                                                                                    ---------------
                                                                                                                    $       (35,873)
                                                                                                                    ===============

(1) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(2) Interest only security.
(3) Represents a zero coupon bond.
(4) Principal only security.
(5) Security has been segregated as collateral to cover margin requirments for open futures contracts as of September 30, 2006.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7) See Note 9 for collateral information.
(8) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Limited Duration U.S. Government Fund

Schedule of Investments, September 30, 2006 (Unaudisted)

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (97.1%)
FEDERAL FARM CREDIT BANK (FFCB) (3.1%)
      FFCB                                                  5.900%           02/05/2008         $  100,000          $       101,084
      FFCB                                                  3.500%           04/15/2008          1,000,000                  977,896
      FFCB                                                  5.960%           06/16/2008            600,000                  609,196
                                                                                                                    ---------------
                                                                                                                          1,688,176
FEDERAL HOME LOAN BANK (FHLB) (70.4%)
      FHLB                                                  2.100%           10/13/2006          1,000,000                  999,008
      FHLB                                                  3.300%           03/22/2007          1,480,000                1,466,282
      FHLB                                                  2.450%           03/29/2007            650,000                  641,090
      FHLB                                                  3.500%           05/15/2007          2,500,000                2,473,193
      FHLB                                                  2.750%           05/21/2007          2,200,000                2,172,233
      FHLB                                                  4.650%           05/21/2007            250,000                  249,029
      FHLB                                                  3.875%           06/08/2007          2,750,000                2,724,752
      FHLB                                                  6.750%           08/15/2007            700,000                  709,141
      FHLB                                                  3.875%           09/14/2007          3,000,000                2,963,955
      FHLB                                                  3.500%           11/15/2007          3,420,000                3,360,803
      FHLB                                                  5.875%           11/15/2007            620,000                  625,078
      FHLB                                                  3.070%           01/15/2008            500,000                  487,769
      FHLB                                                  5.625%           02/15/2008          1,585,000                1,596,991
      FHLB                                                  7.000%           02/15/2008            270,000                  276,892
      FHLB                                                  4.500%           04/11/2008          1,200,000                1,191,116
      FHLB                                                  4.250%           09/12/2008          1,000,000                  986,224
      FHLB                                                  4.100%           11/19/2008            855,000                  838,932
      FHLB                                                  4.500%           12/30/2008            200,000                  195,596
      FHLB                                                  3.280%           01/16/2009          1,000,000                  963,457
      FHLB                                                  4.000%           04/20/2009          1,000,000                  976,030
      FHLB                                                  4.050%           04/30/2009          1,000,000                  976,935
      FHLB                                                  4.000%           05/20/2009            500,000                  487,693
      FHLB                                                  4.050%           09/24/2009            765,000                  745,020
      FHLB                                                  4.500%           02/03/2010            460,000                  451,565
      FHLB                                                  4.350%           02/22/2010            250,000                  244,286
      FHLB                                                  3.875%           03/22/2010          1,000,000                  964,688
      FHLB                                                  4.650%           03/30/2010            400,000                  393,280
      FHLB                                                  4.200%           04/01/2010          2,000,000                1,946,604
      FHLB                                                  3.875%           06/04/2010          1,000,000                  962,718
      FHLB                                                  5.600%           06/16/2010          1,000,000                1,005,508
      FHLB                                                  4.000%           03/18/2011          1,000,000                  959,583
      FHLB                                                  4.140%           04/08/2011          1,200,000                1,156,675
      FHLB                                                  5.250%           06/10/2011          1,000,000                1,012,165
      FHLB                                                  4.750%           12/10/1010          1,000,000                  991,033
                                                                                                                    ---------------
                                                                                                                         38,195,324
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (3.3%)
      FHLMC                                                 3.000%           08/27/2007            600,000                  588,627
      FHLMC                                                 3.300%           09/14/2007          1,210,000                1,189,425
                                                                                                                    ---------------
                                                                                                                          1,778,052
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (1.5%)
      FHLMC                                                 4.500%           03/01/2010            392,448                  386,510
      FHLMC                                                 4.500%           06/01/2010            451,182                  441,798
                                                                                                                    ---------------
                                                                                                                            828,308
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.7%)
      FNMA                                                  3.375%           12/15/2006          1,000,000                  996,031
      FNMA                                                  4.000%           05/21/2012            500,000                  475,134
                                                                                                                    ---------------
                                                                                                                          1,471,165
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (0.3%)
      FNMA                                                  4.500%           02/01/2010            157,163                  153,938
                                                                                                                    ---------------

                                                          INTEREST            MATURITY          PRINCIPAL
DESCRIPTION                                                 RATE               DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (15.8%)
      SBA (2)                                               8.625%           02/25/2007             33,825                   33,577
      SBA (2)                                               9.475%           11/25/2007              2,389                    2,393
      SBA (2)                                               8.125%           06/25/2008             30,696                   30,752
      SBA (2)                                               9.875%           07/25/2008              1,651                    1,667
      SBA (2)                                               8.125%           03/25/2009             11,690                   11,765
      SBA (2)                                               5.875%           06/25/2009             98,252                   98,002
      SBA (2)                                               8.875%           01/25/2010             20,150                   20,559
      SBA (2)                                               6.250%           02/25/2010             30,230                   30,261
      SBA (2)                                               9.125%           05/25/2010            137,809                  142,524
      SBA (2)                                               8.875%           11/25/2010             45,342                   46,547
      SBA (2)                                               8.125%           03/25/2011             28,075                   28,557
      SBA (2)                                               8.765%           09/25/2011            525,670                  547,569
      SBA (2)                                               7.625%           11/25/2012             69,312                   71,057
      SBA (2)                                              10.125%           12/25/2012             39,113                   41,236
      SBA (2)                                               8.125%           01/25/2013            240,453                  249,698
      SBA (2)                                               5.840%           02/25/2013             65,128                   65,289
      SBA (2)                                               6.125%           03/25/2013             82,843                   83,283
      SBA (2)                                               7.625%           07/25/2013             95,127                   97,801
      SBA (2)                                               6.250%           01/25/2014              3,664                    3,696
      SBA (2)                                               9.515%           05/25/2014            340,627                  365,006
      SBA (2)                                               9.875%           05/25/2014             29,231                   30,825
      SBA (2)                                               7.000%           06/25/2014              4,924                    4,904
      SBA (2)                                               6.875%           07/25/2014             62,289                   63,174
      SBA (2)                                               8.975%           07/25/2015             25,293                   26,705
      SBA (2)                                               8.475%           11/25/2015             31,438                   32,866
      SBA (2)                                               8.375%           03/25/2016            814,881                  864,633
      SBA (2)                                               6.625%           04/25/2016             17,092                   17,239
      SBA (2)                                               8.625%           07/25/2016             42,585                   44,872
      SBA (2)                                               9.875%           08/25/2016             10,394                   11,052
      SBA (2)                                               6.250%           03/25/2017             14,846                   15,023
      SBA (2)                                               6.375%           07/25/2017             56,791                   57,660
      SBA (2)                                               6.375%           09/25/2017              9,267                    9,410
      SBA (2)                                               6.250%           12/25/2017            306,458                  310,273
      SBA (2)                                               6.250%           02/25/2018             79,983                   80,989
      SBA (2)                                               6.000%           08/25/2018            456,423                  459,901
      SBA (2)                                               5.950%           01/25/2019             42,434                   42,761
      SBA (2)                                               6.700%           05/25/2019             60,002                   60,264
      SBA (2)                                               6.250%           06/25/2019            256,629                  260,111
      SBA (2)                                               8.125%           06/25/2020             40,994                   42,809
      SBA (2)                                               6.000%           09/25/2020             36,524                   36,839
      SBA (2)                                               8.000%           12/25/2020             37,873                   39,596
      SBA (2)                                               5.750%           04/25/2021            118,862                  119,525
      SBA (2)                                               8.625%           04/25/2021             17,047                   17,752
      SBA (2)                                               8.125%           07/25/2021             14,381                   15,088
      SBA (2)                                               5.875%           10/25/2021            204,009                  205,770
      SBA (2)                                               5.750%           09/25/2022             31,334                   31,521
      SBA (2)                                               5.750%           07/25/2023            387,355                  389,730
      SBA (2)                                               7.625%           07/25/2023             30,714                   31,988
      SBA (2)                                               6.875%           02/25/2024            758,797                  785,372
      SBA (2)                                               8.125%           03/25/2024            140,812                  148,471
      SBA (2)                                               8.625%           08/25/2024             44,105                   46,852
      SBA (2)                                               8.625%           10/25/2024             46,823                   50,622
      SBA (2)                                               6.000%           11/25/2024            173,531                  175,277
      SBA (2)                                               7.625%           12/25/2024             64,413                   67,202
      SBA (2)                                               5.875%           01/25/2025            413,236                  417,155
      SBA (2)                                               8.875%           02/25/2025             49,373                   53,655
      SBA (2)                                               8.125%           06/25/2025             17,795                   18,851
      SBA (2)                                               8.375%           09/25/2025             31,547                   33,439
      SBA (2)                                               8.625%           10/25/2025             46,304                   49,955
      SBA (2)                                               5.700%           03/25/2026            272,998                  274,460
      SBA (2)                                               7.375%           05/25/2028            370,777                  389,145
      SBA (2)                                               5.700%           02/25/2030            782,115                  786,714
                                                                                                                    ---------------
                                                                                                                          8,591,689

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $52,872,110)                                                                    52,706,652
                                                                                                                    ---------------


SHORT TERM INVESTMENTS (0.6%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006            309,249                  309,249
      (Repurchase Value $309,373 collateralized by                                                                  ---------------
      U.S. Government Agency Securities) (3)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $309,249)                                                                     309,249
                                                                                                                    ----------------

TOTAL INVESTMENTS  (97.7%) (IDENTIFIED COST $53,181,359) (1)                                                             53,015,901

TOTAL OTHER ASSETS LESS LIABILITIES (2.3%)                                                                                1,260,825

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    54,276,726
                                                                                                                    ===============

(1) See Note 6 for important tax information.
(2) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(3) See Note 9 for collateral information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor U.S. Government Money Fund

Schedule of Investments, September 30, 2006 (Unaudited)

                                                           INTEREST          MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE              DATE              AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (83.3%)
FEDERAL HOME LOAN BANK (FHLB) (38.2%)
      FHLB (2)                                              5.070%           06/28/2007       $ 40,000,000          $    40,000,000
      FHLB                                                  4.375%           10/26/2006         25,000,000               25,000,000
      FHLB (2)                                              4.990%           11/09/2006         50,000,000               50,000,000
      FHLB                                                  4.665%           11/13/2006         25,000,000               25,000,000
      FHLB (2)                                              5.375%           11/28/2006         25,000,000               25,000,000
      FHLB (2)                                              5.060%           01/11/2007         40,000,000               40,000,000
      FHLB                                                  5.050%           01/29/2007         25,000,000               25,000,000
      FHLB                                                  5.250%           02/02/2007         25,000,000               25,000,000
      FHLB (2)                                              5.085%           02/08/2007         40,000,000               40,000,000
      FHLB                                                  5.250%           02/16/2007         25,000,000               25,000,000
      FHLB (2)                                              5.045%           05/10/2007         40,000,000               40,000,000
      FHLB (2)                                              5.045%           06/01/2007         40,000,000               40,000,000
      FHLB (2)                                              5.090%           08/01/2007         40,000,000               40,000,000
      FHLB                                                  5.480%           08/28/2007         25,000,000               25,000,000
      FHLB                                                  5.500%           10/02/2007         25,000,000               25,000,000
                                                                                                                    ---------------
                                                                                                                        490,000,000
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.9%)
      FHLMC                                                 4.250%           10/23/2006         25,000,000               25,000,000
      FHLMC                                                 4.500%           11/03/2006         25,000,000               25,000,000
      FHLMC                                                 4.800%           02/20/2007         25,000,000               25,000,000
                                                                                                                    ---------------
                                                                                                                         75,000,000
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-DISCOUNT NOTES (18.3%)
      FHLMC                                                 5.020%           10/03/2006         33,819,000               33,814,284
      FHLMC                                                 5.140%           12/04/2006         30,000,000               29,730,150
      FHLMC                                                 5.130%           12/29/2006         30,000,000               29,623,800
      FHLMC                                                 5.130%           01/17/2007         30,000,000               29,542,575
      FHLMC                                                 5.140%           01/23/2007         30,000,000               29,515,983
      FHLMC                                                 5.060%           02/13/2007         25,000,000               24,529,139
      FHLMC                                                 4.968%           04/03/2007         30,000,000               29,242,456
      FHLMC                                                 5.075%           05/29/2007         30,000,000               28,989,230
                                                                                                                    ---------------
                                                                                                                        234,987,616
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES (20.9%)
      FNMA                                                  5.240%           10/02/2006         30,000,000               30,000,000
      FNMA                                                  5.155%           10/11/2006         30,568,000               30,528,606
      FNMA                                                  5.170%           10/18/2006         25,000,000               24,942,556
      FNMA                                                  5.220%           11/01/2006         30,000,000               29,869,500
      FNMA                                                  4.490%           12/01/2006         38,184,000               37,898,255
      FNMA                                                  5.155%           12/11/2006         30,000,000               29,699,292
      FNMA                                                  5.140%           12/14/2006         30,000,000               29,687,317
      FNMA                                                  5.145%           01/03/2007         26,892,000               26,534,572
      FNMA                                                  4.965%           03/30/2007         30,000,000               29,259,388
                                                                                                                    ---------------
                                                                                                                        268,419,484

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,068,407,100)                                                              1,068,407,100
                                                                                                                    ---------------

SHORT TERM SECURITIES (22.6%)
      BANK OF AMERICA REPURCHASE AGREEMENT DATED 09/30/06   5.100%           10/02/2006        200,000,000              200,000,000
      (Repurchase Value $200,085,000 collateralized by
      U.S. Government Agency Securities) (1)


      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006         89,054,586               89,054,586
      (Repurchase Value $89,090,208 collateralized by                                                               ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM SECURITIES (IDENTIFIED COST $289,054,586)                                                              289,054,586
                                                                                                                    ---------------

TOTAL INVESTMENTS  (105.9%) (IDENTIFIED COST $1,357,461,686) (3)                                                      1,357,461,686

TOTAL LIABILITIES LESS OTHER ASSETS (-5.9%)                                                                             (75,350,379)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $ 1,282,111,307
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) Represents a variable or increasing rate security. Rate disclosed is as of September 30, 2006.
(3) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Income Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                  ALLOCATION         SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.5%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (90.5%)
      High Yield Bond                                                           10.2%           155,091             $     1,662,580
      Mortgage Securities                                                        5.1%            67,704                     829,373
      Short-Intermediate Fixed-Income                                           54.0%           759,508                   8,833,076
      U.S. Government Money                                                     21.2%          3,465,497                  3,465,497
                                                                                                                    ---------------
                                                                                                                         14,790,526

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,111,198)                                                                 14,790,526
                                                                                                                    ---------------

                                                          INTEREST            MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE                DATE              AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (9.2%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006        $ 1,503,434          $     1,503,434
      (Repurchase Value $1,504,035 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,503,434)                                                                 1,503,434
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.7%) (IDENTIFIED COST $16,614,632) (2)                                                             16,293,960

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                   52,401

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    16,346,361
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Income & Growth Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                               ALLOCATION         SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.8%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (90.8%)
      Growth                                                                 12.9%           170,346                $     4,291,011
      High Yield Bond                                                         7.7%           238,686                      2,558,714
      International Equity                                                    9.1%           150,769                      3,037,987
      Mortgage Securities                                                     5.0%           134,445                      1,646,952
      Short-Intermediate Fixed-Income                                        33.1%           945,356                     10,994,488
      Small to Mid Cap                                                        4.2%            46,523                      1,379,867
      Value                                                                   8.2%           120,897                      2,715,340
      U.S. Government Money                                                  10.6%         3,512,177                      3,512,177
                                                                                                                    ---------------
                                                                                                                         30,136,536

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,811,608)                                                                 30,136,536
                                                                                                                    ---------------

                                                           INTEREST           MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE               DATE             AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (8.9%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006        $ 2,970,385          $     2,970,385
      (Repurchase Value $2,971,573 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,970,385)                                                                 2,970,385
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.7%) (IDENTIFIED COST $30,781,993) (2)                                                             33,106,921

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                                   83,188

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    33,190,109
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Balanced Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                               ALLOCATION         SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.3%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.3%)
      Growth                                                                 20.4%           708,994                $    17,859,562
      High Yield Bond                                                         7.5%           612,376                      6,564,669
      International Equity                                                   14.5%           632,576                     12,746,409
      Mortgage Securities                                                     3.1%           218,685                      2,678,896
      Short-Intermediate Fixed-Income                                        25.2%         1,900,418                     22,101,857
      Small to Mid Cap                                                        7.1%           210,688                      6,249,018
      Value                                                                  14.5%           565,851                     12,709,018
      U.S. Government Money                                                   4.0%         3,500,232                      3,500,232
                                                                                                                    ---------------
                                                                                                                         84,409,661

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $74,877,927)                                                                 84,409,661
                                                                                                                    ---------------

                                                           INTEREST           MATURITY          PRINCIPAL
DESCRIPTION                                                  RATE              DATE               AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.1%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006        $l3,581,934          $     3,581,934
      (Repurchase Value $3,583,310 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $3,581,934)                                                                 3,581,934
                                                                                                                    ---------------

TOTAL INVESTMENTS  (100.4%) (IDENTIFIED COST $78,459,861) (2)                                                            87,991,595

TOTAL OTHER ASSETS LESS LIABILITIES (-0.4%)                                                                                (314,193)

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    87,677,402
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Growth & Income Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                   ALLOCATION         SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.1%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.1%)
      Growth                                                                     23.0%          1,180,682           $    29,741,377
      High Yield Bond                                                             8.0%            967,691                10,373,647
      Intermediate Fixed-Income                                                   1.0%            109,549                 1,240,090
      International Equity                                                       16.3%          1,050,617                21,169,925
      Mortgage Securities                                                         3.0%            313,390                 3,839,026
      Short-Intermediate Fixed-Income                                            17.8%          1,985,624                23,092,810
      Small to Mid Cap                                                            9.0%            391,119                11,600,603
      Value                                                                      17.1%            988,443                22,200,421
      U.S. Government Money                                                       0.9%          1,120,815                 1,120,815
                                                                                                                    ---------------
                                                                                                                        124,378,714

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $107,983,263)                                                               124,378,714
                                                                                                                    ---------------

                                                           INTEREST           MATURITY           PRINCIPAL
DESCRIPTION                                                  RATE               DATE               AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (3.9%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006        $ 5,068,740          $     5,068,740
      (Repurchase Value $5,070,767 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $5,068,740)                                                                 5,068,740
                                                                                                                    ---------------

TOTAL INVESTMENTS  (100.0%) (IDENTIFIED COST $113,052,003) (2)                                                          129,447,454

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                                   63,858

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $   129,511,312
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Growth Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                 ALLOCATION         SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.3%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.3%)
      Growth                                                                   30.0%          1,463,561             $    36,867,095
      High Yield Bond                                                           6.0%            690,739                   7,404,720
      International Equity                                                     20.2%          1,228,630                  24,756,890
      Mortgage Securities                                                       1.1%            107,072                   1,311,637
      Short-Intermediate Fixed-Income                                           5.8%            614,323                   7,144,579
      Small to Mid Cap                                                         12.0%            496,143                  14,715,597
      Value                                                                    23.2%          1,264,145                  28,392,705
                                                                                                                    ---------------
                                                                                                                        120,593,223

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $101,223,566)                                                               120,593,223
                                                                                                                    ---------------

                                                           INTEREST           MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE               DATE               AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (1.5%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006          $1,813,330         $     1,813,330
      (Repurchase Value $1,814,055 collateralized by                                                                ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,813,330)                                                                 1,813,330
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.8%) (IDENTIFIED COST $103,036,896) (2)                                                           122,406,553

TOTAL LIABILITIES LESS OTHER ASSETS (0.2%)                                                                                  236,853

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $   122,643,406
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

Schedule of Investments
Accessor Aggressive Growth Allocation Fund

Schedule of Investments, September 30, 2006 (Unaudited)

DESCRIPTION                                                                 ALLOCATION          SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.7%)
      Growth                                                                   35.3%            860,813             $    21,683,880
      International Equity                                                     23.2%            707,405                  14,254,211
      Small to Mid Cap                                                         14.3%            295,838                   8,774,562
      Value                                                                    26.9%            735,639                  16,522,450
      U.S. Government Money                                                     0.0%                 34                          34
                                                                                                                    ---------------
                                                                                                                         61,235,137

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,402,144)                                                                 61,235,137
                                                                                                                    ---------------

                                                          INTEREST            MATURITY           PRINCIPAL
DESCRIPTION                                                 RATE                DATE              AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.2%)
      FIFTH THIRD REPURCHASE AGREEMENT DATED 09/30/06       4.800%           10/02/2006          $ 138,563          $       138,563
      (Repurchase Value $138,618 collateralized by                                                                  ---------------
      U.S. Government Agency Securities) (1)


TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $138,563)                                                                     138,563
                                                                                                                    ---------------

TOTAL INVESTMENTS  (99.9%) (IDENTIFIED COST $50,540,707) (2)                                                             61,373,700

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                                   76,246

                                                                                                                    ---------------
TOTAL NET ASSETS (100.0%)                                                                                           $    61,449,946
                                                                                                                    ===============

(1) See Note 9 for collateral information.
(2) See Note 6 for important tax information.
See Notes to Form N-Q for additional information.

                               NOTES to Form N-Q
                    For the period ending September 30, 2006

1. ORGANIZATION
Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten Funds:
Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Limited Duration Fund offers one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION
Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level a benchmark index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK
The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS
The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS
The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

9. REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

REPURCHASE AGREEMENTS Section of the Notes: Details on the underlying collateral securities are shown below as of September 30, 2006

                                                       ********************************COLLATERAL********************************
                                       ISSUER of                                  INTEREST RATE *   MATURITY DATE
                                       REPURCHASE                                   (RANGE OF         (RANGE OF         MARKET
            FUND                       AGREEMENT       ISSUER(S)      PAR         INTEREST RATES)   MATURITY DATES)      VALUE
            ----                       ---------       ---------      ---         ---------------   ---------------     ------

Growth                             Fifth Third Bank    FNMA       $  1,382,000        4.56%            01/15/08       $ 1,387,619
Value                              Fifth Third Bank    FNMA          2,550,000        4.56%            01/15/08         2,560,368
Small to Mid Cap                   Fifth Third Bank    FNMA         12,039,000        4.56%            01/15/08        12,087,950
International Equity               Fifth Third Bank    FNMA          2,015,000        4.56%            01/15/08         2,023,193
High Yield Bond                    Fifth Third Bank    FNMA            275,000        5.00%            09/07/10           273,348
Intermediate Fixed-Income          Fifth Third Bank    FNMA            539,000        5.00%            09/07/10           535,762
Short-Intermediate Fixed-Income    Fifth Third Bank    FNMA          3,696,000        4.56%            01/15/08         3,711,028
Mortgage Securities                Fifth Third Bank    FNMA         12,611,000        4.56%            01/15/08        12,662,276
U.S. Government Money              Fifth Third Bank    FNMA        162,433,000        5.00%            07/01/18-       91,717,732
                                                                                                       06/01/33
                                   Bank of America     FNMA,       200,000,000        5.10%            5/29/07-       204,105,725
                                                       FHLB                                            4/15/2015
Limited Duration U.S. Government   Fifth Third Bank    FNMA            318,000        4.56%            01/15/08           319,293
Income Allocation                  Fifth Third Bank    FNMA          1,543,000        4.56%            01/15/08         1,549,274
Income & Growth Allocation         Fifth Third Bank    FNMA          3,048,000        4.56%            01/15/08         3,060,393
Balanced Allocation                Fifth Third Bank    FNMA          3,675,000        4.56%            01/15/08         3,689,942
Growth & Income Allocation         Fifth Third Bank    FNMA          5,200,000        4.56%            01/15/08         5,221,143
Growth Allocation                  Fifth Third Bank    FNMA          1,861,330        4.56%            01/15/08         1,868,567
Aggressive Growth Allocation       Fifth Third Bank    FNMA            144,000        5.00%            09/07/10           143,135

* Includes the yield to maturity on a FNMA Discount Note

10. FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

11. RESTRICTED SECURITIES
The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at September 30, 2006, is detailed in the Schedules of Investments, as applicable.

12. TAX COST
The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at September 30, 2006 were as follows:

                                                          GROSS              GROSS          NET UNREALIZED
                                     IDENTIFIED        UNREALIZED          UNREALIZED        APPRECIATION
                                        COST          APPRECIATION       (DEPRECIATION)     (DEPRECIATION)
                                    -------------     ------------       --------------     --------------
Accessor Fund
Growth                               $164,567,987      $19,749,582       $ (5,816,513)       $13,933,069
Value                                 110,404,972       21,142,397         (2,597,386)        18,545,011
Small to Mid Cap                      229,436,953       50,882,362        (10,951,552)        39,930,810
International Equity                  126,976,507       18,372,556         (3,676,316)        14,696,241
High Yield Bond                        56,209,656        1,098,653           (981,591)           117,062
Intermediate Fixed-Income              42,609,810          420,842         (1,582,219)        (1,161,377)
Short-Intermediate Fixed-Income       104,427,211          182,507         (2,179,633)        (1,997,126)
Mortgage Securities                    47,541,482          590,233           (772,517)          (182,284)
Limited Duration U.S. Government       53,181,359          140,991           (306,449)          (165,458)

Accessor Allocation Fund
Income Allocation                    $ 16,616,199      $    32,646       $   (354,885)       $  (322,239)
Income and Growth Allocation           30,787,647        2,826,386           (507,112)         2,319,274
Balanced Allocation                    78,469,795       10,348,263           (826,463)         9,521,800
Growth and Income Allocation          113,058,936       17,588,661         (1,200,143)        16,388,518
Growth Allocation                     103,068,041       19,864,121           (525,609)        19,338,512
Aggressive Growth Allocation           50,617,448       10,905,591           (149,339)        10,756,252

13. AFFILIATED COMPANIES Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

Accessor Income Allocation Fund

                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
High Yield Bond                              $   630,000     $        --      $   76,371      $  1,662,580       $  1,028,101
Intermediate Fixed-Income                        140,000         681,284          20,681                --            567,143
Short-Intermediate Fixed-Income                1,900,000       1,080,000         334,293         8,833,076          8,116,822
Mortgage Securities                              225,000         350,000          39,013           829,373            971,093
U.S. Government Money                            981,284              --          88,587         3,465,497          2,484,213
                                             --------------------------------------------------------------------------------
TOTAL                                        $ 3,876,284     $ 2,111,284      $  558,945      $ 14,790,526       $ 13,167,372


Accessor Income and Growth Allocation Fund

                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                       $ 1,370,000     $   375,000      $    3,484      $  4,291,011       $  3,168,226
Value                                            250,000         300,000          29,755         2,715,340          2,570,050
Small to Mid Cap                                      --              --             749         1,379,867          1,311,944
International Equity                           1,100,000         200,000              --         3,037,987          1,772,038
High Yield Bond                                1,085,000              --         106,566         2,558,714          1,461,287
Intermediate Fixed-Income                        235,000       1,945,238          73,538                --          1,773,979
Short-Intermediate Fixed-Income                1,805,000       1,000,000         408,760        10,994,488         10,315,104
Mortgage Securities                              440,000       1,050,000          90,848         1,646,952          2,295,232
U.S. Government Money                            450,000       1,000,000         100,239         3,512,177          4,062,177
                                             --------------------------------------------------------------------------------
TOTAL                                        $ 6,735,000     $ 5,870,238      $  813,939      $ 30,136,536       $ 28,730,037


Accessor Balanced Allocation Fund

                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                       $ 5,320,000     $        --      $   13,958      $ 17,859,562       $ 11,997,721
Value                                          1,625,000         400,000         129,563        12,709,018         10,601,853
Small to Mid Cap                               1,115,000         800,000           3,392         6,249,018          5,647,553
International Equity                           3,875,000              --              --        12,746,409          7,380,618
High Yield Bond                                2,915,000              --         268,498         6,564,669          3,617,018
Intermediate Fixed-Income                        760,000       5,608,676         152,475                --          5,025,327
Short-Intermediate Fixed-Income                6,415,000       2,485,000         804,136        22,101,857         18,421,542
Mortgage Securities                              465,000       1,475,000         145,521         2,678,896          3,741,414
U.S. Government Money                                 --              --         111,650         3,500,232          3,500,232
                                             --------------------------------------------------------------------------------
TOTAL                                        $22,490,000     $10,768,676      $1,629,193      $ 84,409,661       $ 69,933,278

Accessor Growth and Income Allocation Fund

                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                       $ 6,925,000     $ 7,500,000      $   24,504      $ 29,741,377       $ 21,964,392
Value                                          2,400,000       1,450,000         232,915        22,200,421         19,714,926
Small to Mid Cap                                 900,000         800,000           6,297        11,600,603         10,970,192
International Equity                           4,885,000              --              --        21,169,925         13,701,729
High Yield Bond                                4,790,000              --         431,127        10,373,647          5,540,348
Intermediate Fixed-Income                        700,000              --         218,981         1,240,090          8,265,724
Short-Intermediate Fixed-Income                7,225,000       6,700,000         930,400        23,092,810         22,886,719
Mortgage Securities                              550,000       1,100,000         178,124         3,839,026          4,447,632
U.S. Government Money                                 --              --          35,752         1,120,815          1,120,815
                                             --------------------------------------------------------------------------------
TOTAL                                        $28,375,000     $17,550,000      $2,058,100      $124,378,714       $108,612,477

Accessor Growth Allocation Fund

                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                       $10,883,389     $   800,000      $   28,935      $ 36,867,095       $ 25,699,985
Value                                          3,605,000       1,500,000         287,533        28,392,705         24,334,312
Small to Mid Cap                               2,085,000       1,400,000           7,907        14,715,597         13,382,600
International Equity                           6,595,000       1,100,000              --        24,756,890         16,296,662
High Yield Bond                                4,225,000       1,600,000         242,641         7,404,720          4,705,522
Intermediate Fixed-Income                        910,000       4,823,389         138,349                --          4,087,278
Short-Intermediate Fixed-Income                3,545,000       6,200,000         394,960         7,144,579          9,963,494
Mortgage Securities                              825,000              --          41,777         1,311,637            499,194
U.S. Government Money                                 --         203,708           1,459                --            203,708
                                             --------------------------------------------------------------------------------
TOTAL                                        $32,673,389     $17,627,097      $1,143,561      $120,593,223       $ 99,172,755


Accessor Aggressive Growth Allocation Fund


                                              PURCHASE          SALES          DIVIDEND          VALUE               VALUE
                                                COST            COST            INCOME          9/30/06            12/31/05
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                       $ 7,225,000     $   570,000      $   17,234      $ 21,683,880       $ 14,386,914
Value                                          3,745,000       1,730,000         170,332        16,522,450         13,395,493
Small to Mid Cap                               1,710,000       1,000,000           4,628         8,774,562          7,676,850
International Equity                           4,060,000         900,000              --        14,254,211          9,307,548
U.S. Government Money                                 --              --               1                34                 34
                                             --------------------------------------------------------------------------------
TOTAL                                        $16,740,000     $ 4,200,000      $  192,195      $ 61,235,137       $ 44,766,839

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officer has concluded, based on his evaluation of the registrant's disclosure controls and procedures within 90 days of the filing date of this report that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time period and that information required to be disclosed by the Registrant in the report that it files or submits on Form N-Q is accumulated and communicated to the
Registrant's management, including its principal executive and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There are no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
ACCESSOR FUNDS, INC.

By /s/ J. Anthony Whatley III
   J. Anthony Whatley III
   President

Date  November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By      /s/ J. Anthony Whatley III
        J. Anthony Whatley III
        President

Date November 29, 2006

By      /s/ J. Anthony Whatley III
        J. Anthony Whatley III
        Treasurer

Date November 29, 2006

                                       EXHIBIT INDEX

(a) Certification of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.